Registration Nos: 2-62492
                                                                        811-2865



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [  X  ]

                    Pre Effective Amendment No.                       [     ]
                    Post Effective Amendment No.   58                 [  X  ]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [  X  ]

                    Amendment No.    56                               [  X  ]


                LIBERTY FUNDS TRUST IV (F/K/A COLONIAL TRUST IV)
               (Exact Name of Registrant as Specified in Charter)



                One Financial Center, Boston, Massachusetts 02111
                     (Address of Principal Executive Office)



                                 (617) 426-3750
              (Registrant's Telephone Number, Including Area Code)



Name and Address of Agent for Service:        Copy to:

Nancy L. Conlin, Esquire                      John M. Loder, Esquire
Colonial Management Associates, Inc.          Ropes & Gray
One Financial Center                          One International Place
Boston, Massachusetts  02111                  Boston, Massachusetts  02110-2624



It is proposed that this filing will become effective (check appropriate box):
[     ]      immediately upon filing pursuant to paragraph (b).
[  X  ]      on February 18, 2000 pursuant to paragraph (b).
[     ]      60 days after filing pursuant to paragraph (a)(1).
[     ]      on (date) pursuant to paragraph (a)(1) of Rule 485.
[     ]      75 days after filing pursuant to paragraph (a)(2).
[     ]      on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
[     ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               LIBERTY FUNDS TRUST IV (F/K/A COLONIAL TRUST IV)

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   Colonial Counselor Select Income Portfolio
                  Colonial Counselor Select Balanced Portfolio
                   Colonial Counselor Select Growth Portfolio
                                 Classes A, B, C




Item Number of Form N1A           Prospectus Location or Caption
PART A

          1.                      Front Cover Page; Back Cover Page

          2.                      The Portfolios; Underlying Liberty Funds, Other Investment
                                  Strategies and Risks

          3.                      The Portfolios

          4.                      The Portfolios

          5.                      Not Applicable

          6.                      Front Cover Page; Managing the Portfolios; Your Account

          7.                      Your Account

          8.                      The Portfolios; Your Account

          9.                      Financial Highlights

COUNSELOR SELECT PORTFOLIOS

PROSPECTUS, FEBRUARY 18, 2000

- COUNSELOR SELECT BALANCED PORTFOLIO
- COUNSELOR SELECT GROWTH PORTFOLIO
- COUNSELOR SELECT INCOME PORTFOLIO


CLASS A, B AND C SHARES

Advised by Liberty Asset Management Company


TABLE OF CONTENTS

THE PORTFOLIOS

Investment Goals.........................

Primary Investment Strategies............

Investment Highlights....................

Your Expenses............................



UNDERLYING LIBERTY FUNDS

Primary Investment Risks.................

Investment Goals and Primary Investment
Strategies...............................



YOUR ACCOUNT

How to Buy Shares........................

Sales Charges............................

How to Exchange Shares...................

How to Sell Shares.......................

Distribution and Service Fees............

Other Information About Your Account.....



MANAGING THE PORTFOLIOS

Investment Advisor.......................

Portfolio Managers.......................


Other Investment
Strategies and Risks.....................




FINANCIAL HIGHLIGHTS

Counselor Select Balanced Portfolio......

Counselor Select Growth Portfolio........

Counselor Select Income Portfolio........



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



Not FDIC     May Lose Value
Insured      No Bank Guarantee

THE PORTFOLIOS

COUNSELOR SELECT PORTFOLIOS

THE PORTFOLIOS

INVESTMENT GOALS
The Counselor Select Portfolios' investment goals are as follows:

Counselor Select Balanced Portfolio (Balanced Portfolio) seeks a balance of long-term growth of capital and current income.

Counselor Select Growth Portfolio (Growth Portfolio) seeks long-term growth of capital.

Counselor Select Income Portfolio (Income Portfolio) seeks current income.


The Counselor Select Portfolios include three mutual funds, each with its own investment goal. The Counselor Select Portfolios include Counselor Select Balanced Portfolio, Counselor Select Growth Portfolio and Counselor Select Income Portfolio. The Counselor Select Portfolios do not invest directly in a portfolio of securities; rather, in seeking to achieve their respective investment goals, they invest in shares of underlying Liberty funds. Liberty Asset Management Company (LAMCO) is the investment advisor to each of the Counselor Select Portfolios.




PRIMARY INVESTMENT STRATEGIES
The pie charts below illustrate the asset allocation for each Portfolio under normal market conditions:

[PIE CHARTS]

       BALANCED PORTFOLIO                GROWTH PORTFOLIO                INCOME PORTFOLIO
       Allocation Ranges                Allocation Ranges               Allocation Ranges
Stock Funds.......25% to 75%      Stock Funds......60% to 100%    Stock Funds........0% to 30%
Bond Funds........25% to 75%      Bond Funds.........0% to 30%    Bond Funds........60% to 100%
Money Market Funds...0 to 10%     Money Market Funds...0 to 10%   Money Market Funds...0 to 10%

THE PORTFOLIOS



LAMCO (advisor), an investment advisory affiliate of the distributor, first allocates each Counselor Select Portfolio's assets among the two broad asset classes of stock and bond funds using traditional asset allocation methodology based on the advisor's capital market assumptions for the long-term return, risk and correlation of returns among these asset classes. It then further allocates the portions assigned to these broad asset classes to subcategories of such classes (e.g. international stock, U.S. large and small capitalization stock, investment grade bonds, high yield bonds and short, intermediate and long-term bonds) to seek the best combination of risk and return. The advisor then selects the group of underlying Liberty funds within each subcategory that it believes offers the best combination in terms of performance, volatility and correlation of returns.



In general, the advisor intends to manage each Counselor Select Portfolio according to its allocation strategy and within the allocation ranges shown above. However, the advisor reserves the right in its discretion, without prior notice to shareholders, to modify the allocation strategy for any Counselor Select Portfolio from time to time. If, because of appreciation or depreciation of the net asset value of the shares of underlying Liberty funds within the two principal asset classes, a Counselor Select Portfolio's allocation falls outside the applicable range shown above, the advisor will consider, in its discretion, whether to reallocate that Portfolio's investments in the underlying Liberty funds to bring its allocation back within such range. As shown above, each Counselor Select Portfolio also may invest up to 10% of its assets in the Colonial Money Market Fund, and reserves the right to do so without limit for temporary, defensive purposes.

THE PORTFOLIOS

INVESTMENT HIGHLIGHTS


The two principal investment categories - stocks and bonds - reflect different degrees of potential risk and reward. While stocks have a greater potential than bonds or money market investments to increase in value over the long term, stocks are subject to the risk that stock prices in general will decline over short or even extended periods. Stock markets tend to be cyclical with periods when stock prices generally rise or fall. While bonds generate fixed income in the form of interest and are typically less volatile than stocks, bonds are subject to the risk that bond prices in general will decline over short or long periods due primarily to changes in interest rates, as well as to the risk that the issuer of a bond may be unable to pay its principal and interest. A third investment category - cash or money market investments - involves relatively little risk of loss of principal, but has the least potential for high total return. All three categories of investment are subject to inflation risk, which is the possibility that rising prices for goods and services will erode the real return of the investment.



There are subcategories of stocks and bonds which involve different degrees of risk and reward. Foreign stocks can be more volatile than investments in U.S. stocks. Stocks of small capitalization companies may offer greater opportunities for capital appreciation, but may involve greater risk than stocks of larger, more established companies. High yield bonds, while paying higher interest, are more speculative and have a greater risk of default than investment grade bonds. The market values of intermediate and long-term bonds tend to fluctuate in response to changes in prevailing interest rates more than short-term bonds.



Asset allocation among the two principal categories of investments and their subcategories is one of the most critical decisions an investor has to make. The Counselor Select Balanced, Growth and Income Portfolios represent different combinations of stock and bond investments involving different degrees of potential risk and reward. Investors may select from the three Counselor Select Portfolios based on their individual investment goals, time horizon, tolerance for risk, and tax and financial circumstances.





----------------     ----------------    --------------------    ---------------
COUNSELOR SELECT                         POTENTIAL GROWTH OF     RISK OF LOSS OF
PORTFOLIO            POTENTIAL INCOME    CAPITAL                 PRINCIPAL
----------------     ----------------    --------------------    ---------------
Balanced             Medium              Medium                  Medium
----------------     ----------------    --------------------    ---------------
Growth               Low                 High                    High
----------------     ----------------    --------------------    ---------------
Income               High                Negligible              Medium
----------------     ----------------    --------------------    ---------------

There is no assurance that the Counselor Select Portfolios will achieve their stated investment goals. The performance of each Counselor Select Portfolio depends on the performance of the underlying Liberty funds in which it invests. The performance of the underlying Liberty

THE PORTFOLIOS


funds, in turn, depends on the performance of the stock, bond and money markets in the United States and in foreign countries and on the performance of individual stocks, bonds and money market instruments in which they directly or indirectly invest. The value of each Counselor Select Portfolio will vary from day to day, reflecting changes in the values of the underlying Liberty funds. When you sell your Counselor Select Portfolio shares, they may be worth more or less than what you paid for them.

THE PORTFOLIOS


UNDERLYING LIBERTY FUNDS

Set forth below are the underlying Liberty funds in which the Counselor Select Portfolios may invest and the investment advisors for each fund:




-------------------------------------         ----------------------------------

UNDERLYING LIBERTY FUNDS                      INVESTMENT ADVISOR
STOCK FUNDS:
----------------------------------------      ----------------------------------
Stein Roe Growth & Income Fund                Stein Roe & Farnham Incorporated (Stein Roe)
----------------------------------------      ----------------------------------
Stein Roe Growth Stock Fund                   Stein Roe
----------------------------------------      ----------------------------------
Stein Roe Capital Opportunities Fund          Stein Roe
----------------------------------------      ----------------------------------
Stein Roe Small Company Growth Fund           Stein Roe
----------------------------------------      ----------------------------------
Colonial U.S. Growth & Income Fund            Colonial Management Associates, Inc. (Colonial)
----------------------------------------      ----------------------------------
Colonial Small Cap Value Fund                 Colonial
----------------------------------------      ----------------------------------
Colonial International Horizons Fund          Colonial
----------------------------------------      ----------------------------------
Colonial Value Fund                           Colonial
----------------------------------------      ----------------------------------
Colonial Select Value Fund                    Colonial
----------------------------------------      ----------------------------------
Colonial Utilities Fund                       Colonial
----------------------------------------      ----------------------------------
Crabbe Huson Real Estate Investment Fund      Crabbe Huson Group, Inc. (Crabbe Huson)
----------------------------------------      ----------------------------------
Newport Asia Pacific Fund                     Newport Fund Management, Inc. (Newport)
----------------------------------------      ----------------------------------
Newport Europe Fund                           Newport
----------------------------------------      ----------------------------------
Newport Tiger Fund                            Newport
----------------------------------------      ----------------------------------
BOND FUNDS:
----------------------------------------      ----------------------------------
Colonial Strategic Income Fund                Colonial
----------------------------------------      ----------------------------------
Colonial High Yield Securities Fund           Colonial
----------------------------------------      ----------------------------------
Colonial Income Fund                          Colonial
----------------------------------------      ----------------------------------
Colonial Intermediate U.S. Government Fund    Colonial
----------------------------------------      ----------------------------------
Crabbe Huson Contrarian Income Fund           Crabbe Huson
----------------------------------------      ----------------------------------
Stein Roe Intermediate Bond Fund              Stein Roe
----------------------------------------      ----------------------------------
MONEY MARKET FUND:
----------------------------------------      ----------------------------------
Colonial Money Market Fund                    Colonial
----------------------------------------      ----------------------------------

The underlying Liberty funds' investment goals and primary investment strategies are described in Appendix A.

THE PORTFOLIOS

PRIMARY INVESTMENT RISKS OF UNDERLYING LIBERTY FUNDS


There are many circumstances (including additional risks that are not described here) which could prevent the Counselor Select Portfolios from achieving their goals. It is possible to lose money by investing in the Counselor Select Portfolios. The risks of investing in the Portfolios generally are the same risks that are associated with the underlying Liberty funds in which the Portfolios invest. The primary risks of investing in the underlying Liberty funds are described below:



Market risk (applicable to all underlying Liberty funds) is the risk that the price of a security held by the underlying Liberty fund will fall due to changing market, economic or political conditions.



Interest rate risk (applicable to Colonial Strategic Income Fund, Colonial High Yield Securities Fund, Colonial Income Fund, Colonial Intermediate U.S. Government Fund, Stein Roe Intermediate Bond Fund, Colonial Money Market Fund, Crabbe Huson Contrarian Income Fund) is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the underlying Liberty fund receives from them but will affect the value of the underlying Liberty fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Value stocks are (applicable to Colonial U.S. Growth & Income
Fund, Colonial Small Cap Value Fund, Colonial Value Fund, Newport Asia Pacific Fund, Colonial Select Value Fund) securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the portfolio manager's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.




Smaller companies (applicable to Colonial Small Cap Value Fund, Colonial Select Value Fund, Newport Asia Pacific Fund, Stein Roe Capital Opportunities Fund,

THE PORTFOLIOS


Stein Roe Small Company Growth Fund) are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of small companies may trade less frequently, in smaller volumes and fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.



Foreign securities (applicable to Stein Roe Growth & Income Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Colonial International Horizons Fund, Colonial Utilities Fund, Newport Asia Pacific Fund, Newport Europe Fund, Colonial Strategic Income Fund, Newport Tiger Fund, Colonial High Yield Securities Fund, Colonial Income Fund, Colonial Money Market Fund) are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the underlying Liberty fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



Emerging markets (applicable to Colonial International Horizons Fund, Newport Asia Pacific Fund, Colonial Strategic Income Fund, Newport Tiger Fund, Newport Europe Fund, Colonial High Yield Securities Fund, Colonial Income Fund) are also subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.



In cases where the underlying Liberty fund's (applicable to Newport Asia Pacific Fund, Newport Tiger Fund, Newport Europe Fund) investments are concentrated

THE PORTFOLIOS


in one particular region, the underlying Liberty fund is particularly susceptible to regional risks. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the underlying Liberty fund than if the underlying Liberty fund were more geographically diversified, which may result in greater losses and volatility. Recently, the markets in each of the Asian countries have suffered significant downturns and significant volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.



Utility company securities (applicable to Colonial Utilities Fund)are subject to special risks. These securities are especially affected by changes in interest rates as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.



Equity real estate investment trusts (REITs) (applicable to Crabbe Huson Real Estate Investment Fund) are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the underlying Liberty fund does not invest directly in real estate, a REIT investment by an underlying Liberty fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.






In cases where the underlying Liberty fund (applicable to Colonial Strategic Income Fund, Colonial High Yield Securities Fund, Colonial Income Fund, Colonial Money Market Fund, Crabbe Huson Contrarian Income Fund) may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset backed securities, the underlying Liberty fund is subject to

THE PORTFOLIOS


issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact it's ability to make timely payments of interest or principal. This could result in decrease in the price of the security.






In cases where an underlying Liberty fund is a non-diversified mutual fund (applicable to Newport Asia Pacific Fund, Colonial International Horizons Fund), it is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, the underlying Liberty fund may have an increased risk of loss compared to a similar diversified mutual fund.



Lower rated debt securities (applicable to Colonial Strategic Income Fund, Colonial High Yield Securities Fund, Colonial Income Fund, Stein Roe Intermediate Bond Fund) involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.



Structure risk (applicable to Stein Roe Intermediate Bond Fund, Colonial Intermediate U.S. Government Fund, Crabbe Huson Contrarian
Income Fund) is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in an underlying Liberty fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.



Short sales (applicable to Stein Roe Small Company Growth Fund) are subject to special risks. A short sale involves the sale by the underlying Liberty fund of shares of a security that it does not

THE PORTFOLIOS

own with the hope of purchasing the same shares at a later date at a lower price. In order to deliver the security to the buyer, the underlying Liberty fund borrows the security from a third party. The underlying Liberty fund is then obligated to return the security to the third party, so the underlying Liberty fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the underlying Liberty fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the underlying Liberty fund.



An investment in the Colonial Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Additionally, the Colonial Money Market Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Because of the policy of investing at least 25% of assets in securities of issuers in the financial service industry, the Colonial Money Market Fund may be affected more adversely than competing funds by changes affecting the industry.



One or more of the underlying Liberty funds may participate in an interfund lending program, which allows them to lend money to and borrow money from other funds advised by the advisor. They will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


PERFORMANCE
--------------------------------------------------------------------------------

Because the Counselor Select Portfolios commenced investment operations on January 29, 1999, and have not completed one full year of investment performance, information related to each Portfolio's performance has not been included in this prospectus.

THE PORTFOLIOS COUNSELOR SELECT BALANCED PORTFOLIO

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Balanced Portfolio's distributor.

ANNUAL PORTFOLIO OPERATING EXPENSES are deducted from the Balanced Portfolio. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Balanced Portfolio to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Portfolio Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Portfolio operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Balanced Portfolio.

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
-------------------------------------------------   -----------  ---------   ----------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(2)     5.00        1.00
-------------------------------------------------   -----------  ---------   ----------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               (3)         (3)         (3)

ANNUAL PORTFOLIO(4) OPERATING EXPENSES (DEDUCTED DIRECTLY FROM PORTFOLIO ASSETS)


                                                      CLASS A     CLASS B     CLASS C
Management fee(5) (%)                                   0.01        0.01       0.01
-------------------------------------------------   -----------  ---------   ----------
Distribution and service (12b-1) fees (%)               0.25        1.00       1.00
-------------------------------------------------   -----------  ---------   ----------
Other expenses(5) (%)                                   0.67        0.67       0.67
-------------------------------------------------   -----------  ---------   ----------
Total annual portfolio operating expenses(5) (%)        0.93        1.68       1.68
-------------------------------------------------   -----------  ---------   ----------


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $665        $855       $1,061      $1,665
 --------------------------------------   --------   ---------   ---------   ----------
 Class B: did not sell your shares         $171        $530       $ 914       $1,790

          sold all your shares at
          the end of the period            $671        $830       $1,114      $1,790
 --------------------------------------   ---------  ---------   ---------   ----------
 Class C: did not sell your shares         $171        $530       $ 914       $1,990

          sold all your shares at
          the end of the period            $271        $530       $ 914       $1,990



(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.


(4) The Balanced Portfolio bears its own pro rata share of the fees and expenses incurred by the underlying Liberty funds. The investment return will be net of the Balanced Portfolio's pro rata share of the expenses of the underlying Liberty funds in which it invests. Based on the expense ratio of each underlying Liberty fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Balanced Portfolio, including its pro rata share of expenses of the underlying Liberty funds, is expected to be between 0.904% to 1.165%.



(5) The Balanced Portfolio's advisor has voluntarily agreed to waive advisory fees and reimburse the Balanced Portfolio for certain expenses so that the total annual portfolio operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.05%. As a result, the actual management fees for each share class would be 0.00%, other expenses for each share class would be 0.05% and total annual portfolio operating expenses for Class A, B and C shares would be 0.30%, 1.05% and 1.05%, respectively.

THE PORTFOLIOS CONSELOR SELECT GROWTH PORTFOLIO

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Growth Portfolio's distributor.

ANNUAL PORTFOLIO OPERATING EXPENSES are deducted from the Growth Portfolio. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Growth Portfolio to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Portfolio Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Portfolio operating expenses remain the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Growth Portfolio.


SHAREHOLDER FEES (6) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
-------------------------------------------------   -----------  ----------  ----------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(7)     5.00        1.00
-------------------------------------------------   -----------  ----------  ----------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               (8)         (8)         (8)


ANNUAL PORTFOLIO(9) OPERATING EXPENSES (DEDUCTED DIRECTLY FROM PORTFOLIO ASSETS)




                                                     CLASS A     CLASS B     CLASS C
Management fee(10) (%)                                  0.01         0.01        0.01
-------------------------------------------------   -----------  ----------  ----------
Distribution and service (12b-1) fees (%)               0.25         1.00        1.00
-------------------------------------------------   -----------  ----------  ----------
Other expenses(10) (%)                                  0.77         0.77        0.77
-------------------------------------------------   -----------  ----------  ----------
Total annual portfolio operating expenses(10) (%)       1.03         1.78        1.78
-------------------------------------------------   -----------  ----------  ----------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $674        $885       $ 112       $1,765
---------------------------------------   -------    ----------  ----------  ----------
 Class B: did not sell your shares         $181        $562       $ 967       $1,903

          sold all your shares at
          the end of the period            $681        $862       $1,167      $1,903
 ---------------------------------------  -------    ---------   ----------  ----------
 Class C:  did not sell your shares        $181        $562       $ 967       $2,100

           sold all your shares at
           the end of the period           $281        $562       $ 967       $2,100


(6) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(7) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(8)      There is a $7.50 charge for wiring sale proceeds to your bank.



(9) The Growth Portfolio bears its own pro rata share of the fees and expenses incurred by the underlying Liberty funds. The investment return will be net of the Growth Portfolio's pro rata share of the expenses of the underlying Liberty funds in which it invests. Based on the expense ratio of each underlying Liberty fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Growth Portfolio, including its pro rata share of expenses of the underlying Liberty funds, is expected to be between 1.068% to 1.256%.



(10) The Growth Portfolio's advisor has voluntarily agreed to waive advisory fees and reimburse the Growth Portfolio for certain expenses so that the total annual portfolio operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.05%. As a result, the actual management fees for each share class would be 0.00%, other expenses for each share class would be 0.05% and total annual portfolio operating expenses for Class A, B and C shares would be 0.30%, 1.05% and 1.05%, respectively.

THE PORTFOLIOS  CONSELOR SELECT INCOME PORTFOLIO

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Income Portfolio's distributor.

ANNUAL PORTFOLIO OPERATING EXPENSES are deducted from the Income Portfolio. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Income Portfolio to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Portfolio Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Portfolio operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Income Portfolio.


SHAREHOLDER FEES (11) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
-------------------------------------------------    --------    --------     ---------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser purchase price or redemption price)           1.00(12)      5.00        1.00
-------------------------------------------------    --------    --------     ---------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               (13)        (13)        (13)



ANNUAL PORTFOLIO (14) OPERATING EXPENSES (DEDUCTED DIRECTLY FROM PORTFOLIO
ASSETS)



                                                     CLASS A     CLASS B     CLASS C
Management fee(15) (%)                                  0.01        0.01        0.01
-------------------------------------------------    --------    --------     ---------
Distribution and service (12b-1) fees (%)               0.25        1.00        1.00
-------------------------------------------------    --------    --------     ---------
Other expenses(15) (%)                                  1.52        1.52        1.52
-------------------------------------------------    --------    --------     ---------
Total annual portfolio operating expenses(15) (%)       1.78        2.53        2.53
-------------------------------------------------    --------    --------     ---------


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $647       $1,009      $1,394      $2,472
----------------------------------         ----       -------     -------     -------
 Class B: did not sell your shares         $257        $789       $1,347      2,686

          sold all your shares at          ----       -------     -------     -------
          the end of the period            $757       $1,089      $1,547      2,686
----------------------------------         ----       -------     -------     -------
 Class C: did not sell your shares         $257         $789      $1,347      $2,869

          sold all your shares at          ----       -------     -------     -------
          the end of the period            $357         $789      $1,347      $2,869
                                           ----       -------     -------     -------


11) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(12) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(13)  There is a $7.50 charge for wiring sale proceeds to your bank.


(14) The Income Portfolio bears its own pro rata share of the fees and expenses incurred by the underlying Liberty funds. The investment return will be net of the Income Portfolio's pro rata share of the expenses of the underlying Liberty funds in which it invests. Based on the expense ratio of each underlying Liberty fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Income Portfolio, including its pro rata share of expenses of the underlying Liberty funds, is expected to be between 0.892% to 0.959%.


(15) The Income Portfolio's advisor has voluntarily agreed to waive advisory fees and reimburse the Income Portfolio for certain expenses so that the total annual portfolio operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.05%. As a result, the actual management fees for each share class would be 0.00%, other expenses for each share class would be 0.05% and total annual portfolio operating expenses for Class A, B and C shares would be 0.30%, 1.05% and 1.05%, respectively.

YOUR ACCOUNT


INVESTMENT MINIMUMS(16)


Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Investment Plan.........$50
Retirement Plans..................$25


HOW TO BUY SHARES
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Portfolio receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:



 METHOD               INSTRUCTIONS

 Through your         Your financial advisor can help you establish your
 financial advisor    account and buy Portfolio shares on your behalf.
--------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check
 (new account)        made payable to the Portfolio to the transfer agent,
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Portfolio name and account number with a check made payable to the
                      Portfolio to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
--------------------------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by
                      exchanging shares you own in one fund for shares of the
                      same class of the Portfolio at no additional cost. There
                      may be an additional charge if exchanging from a money
                      market fund. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring
 funds transfer       money from your bank account to your fund account by
                      calling 1-800-422-3737. Electronic funds transfers may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments
 investment plan      automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer.  Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one
 diversification      fund into the same class of shares of the Portfolio at no
                      additional sales charge.  To invest your dividends in
                      another fund, call 1-800-345-6611.


(16) Each Portfolio reserves the right to change the investment minimums. Each Portfolio also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Portfolio and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS
The Portfolios offer three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Portfolios also offer an additional class of shares, Class
Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Portfolio. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below.

BALANCED AND GROWTH PORTFOLIOS



                                                                        % OF OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00
---------------------------------             -------         -------       ------
$ 50,000 to less than $100,000                  4.50           4.71          3.75
---------------------------------             -------         -------       ------
$100,000 to less than $250,000                  3.50           3.63          2.75
---------------------------------             -------         -------       ------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------             -------         -------       ------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------             -------         -------       ------
$1,000,000 or more(17)                          0.00           0.00          0.00
---------------------------------             -------         -------       ------



  INCOME PORTFOLIO

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               4.75           4.99          4.25
---------------------------------             -------         -------       ------
$ 50,000 to less than $100,000                  4.50           4.71          4.00
---------------------------------             -------         -------       ------
$100,000 to less than $250,000                  3.50           3.63          3.00
---------------------------------             -------         -------       ------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------             -------         -------       ------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------             -------         -------       ------
$1,000,000 or more(17)                          0.00           0.00          0.00
---------------------------------             -------         -------       ------


(17) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

Purchases Over $1 Million


AMOUNT PURCHASED                                COMMISSION %
First $3 million                                  1.00
----------------                                ---------
Next $2 million                                   0.50
----------------                                ---------
Over $5 million                                   0.25(18)
----------------                                ---------


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Portfolio accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


CLASS B SHARES Your purchases of Class B shares are at the Portfolios' NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00% for the Balanced and Growth Portfolios and 3.00% for the Income Portfolio on sales of Class B shares.


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Portfolio will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


(18)  Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT




The Portfolios

HOLDING PERIOD AFTER PURCHASE                            % DEDUCTED WHEN
                                                         SHARES ARE SOLD
Through first year                                             5.00
--------------------------                                 ------------
Through second year                                            4.00
--------------------------                                 ------------
Through third year                                             3.00
--------------------------                                 ------------
Through fourth year                                            3.00
--------------------------                                 ------------
Through fifth year                                             2.00
--------------------------                                 ------------
Through sixth year                                             1.00
--------------------------                                 ------------
Longer than six years                                          0.00
--------------------------                                 ------------

YOUR ACCOUNT




CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Portfolios' NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



THE PORTFOLIOS

YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
You may exchange your shares for shares of the same share class of another Counselor Select Portfolio distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Portfolio may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Portfolio. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Portfolio on any regular business day that the New York Stock Exchange (NYSE) is open.

When a Portfolio receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Portfolios will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Portfolio may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

 METHOD               INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from a Portfolio into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Portfolio of an address change within the previous 30
                      days. The dollar limit for telephone sales is $100,000 in
                      a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                      retirement accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Portfolio's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.



DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(19)



(19) Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
HOW A PORTFOLIO'S SHARE PRICE IS DETERMINED The price of each class of a Portfolio's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Portfolio determines its NAV for each share class by dividing each class' total net assets by the number of that class' shares outstanding. In determining the NAV, each Portfolio must determine the price of each security in its portfolio at the close of each trading day. Because the Portfolios hold securities that are traded on foreign exchanges, the value of the Portfolios' securities may change on days when shareholders will not be able to buy or sell Portfolio shares. This will affect the Portfolios' NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Portfolios may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for each Portfolio in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Portfolios' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Portfolios' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING PORTFOLIO DISTRIBUTIONS

Each Portfolio earns income from the securities it holds. Each Portfolio also may realize capital gains and losses on sales of its securities. Each Portfolio distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Portfolio's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Portfolios have the potential to make the following distributions:


  TYPES OF DISTRIBUTIONS


 Dividend             Represents interest and dividends earned from securities
                      held by the Portfolios.
--------------------------------------------------------------------------------
 Capital gains        Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held
                      for a 12-month period or less.





DISTRIBUTION OPTIONS The Balanced Portfolio distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(20) To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS The Growth Portfolio distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(20) To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS The Income Portfolio distributes dividends monthly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(20) To change your distribution option call 1-800-345-6611.



  DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current portfolio
--------------------------------------------------------------------------------
 Reinvest all distributions in shares of another portfolio
--------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(21)
--------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)(21) :


-        send the check to your address of record

-        send the check to a third party address

-        transfer the money to your bank via electronic funds transfer


(20) If you do not indicate on your application your preference for handling distributions, a Portfolio will automatically reinvest all distributions in additional shares of the Portfolio.



(21) Distributions of $10 or less will automatically be reinvested in additional Portfolio shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Portfolio.

YOUR ACCOUNT

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Portfolio shares, all Portfolio distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Portfolio shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Portfolio may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Portfolio, you may realize a capital gain or loss when selling and exchanging shares of a Portfolio. Such transactions may be subject to federal, state and local income tax.

MANAGING THE PORTFOLIOS

INVESTMENT ADVISOR
Liberty Asset Management Company (LAMCO), located at 600 Atlantic Avenue, Boston, Massachusetts 02210-2214, is the Portfolios' investment advisor. In its duties as investment advisor, LAMCO runs the Portfolios' day-to-day business, including placing all orders for the purchase and sale of each Portfolio's portfolio securities. LAMCO has been an investment advisor since 1985. As of January 31, 2000, LAMCO managed over $1.7 billion in assets.






For the 1999 fiscal year, aggregate advisory fees paid to LAMCO by the Balanced, Growth and the Income Portfolios amounted to 0.00% of average daily net assets of each Portfolio.



PORTFOLIO MANAGERS
WILLIAM R. PARMENTIER, president, senior vice president and chief investment officer of LAMCO, is a co-manager of the Counselor Select Portfolios and has co-managed the Counselor Select Portfolios since they commenced operations in January, 1999. Prior to joining LAMCO in April, 1995, Mr. Parmentier was chief investment officer of Grumman Corporation from December, 1974 to July, 1993 and president of GQ Asset Management from July, 1993, to October, 1994.


CHRISTOPHER S. CARABELL, a senior vice president-investments of LAMCO, is a co-manager of the Counselor Select Portfolios and has co-managed the Counselor Select Portfolios since they commenced operations in January, 1999. Prior to joining LAMCO in March, 1996, Mr. Carabell was associate director, U.S. Equity Research, of Rogers Casey & Associates, Investment Consultants, from January, 1995 to February, 1996, and was director of Investments of Boy Scouts of America, Inc., from June, 1990 to January, 1995.

UNDERSTANDING THE PORTFOLIOS'
OTHER INVESTMENTS AND RISKS


The Portfolios' primary investments and risks are described under "The Portfolios - Primary Investment Strategies" and "The Portfolios - Primary Investment Risks." In seeking to meet their investment goals, the underlying Liberty funds may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.



Each underlying Liberty fund may elect not to buy any of these securities or use any of these techniques unless they believe that doing so will help the underlying Liberty fund achieve its investment goal(s). The underlying Liberty funds may not always achieve their investment goals.




Additional information about the underlying Liberty funds' securities and investment techniques, as well as the underlying Liberty funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


OTHER INVESTMENT STRATEGIES AND RISKS


Each of the underlying Liberty fund's primary investment strategies and their associated risks are described above. This section describes other investments an underlying Liberty fund may make and the risks associated with them. In seeking to achieve its goal(s), an underlying Liberty fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the underlying Liberty funds and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Counselor Select Portfolios' Statement of Additional Information, which you may obtain free of charge (see back cover).



DERIVATIVE STRATEGIES (COLONIAL HIGH YIELD SECURITIES FUND, COLONIAL STRATEGIC INCOME FUND, COLONIAL INCOME FUND, COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND, STEIN ROE INTERMEDIATE BOND FUND)


An underlying Liberty fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. An underlying Liberty fund may use these strategies to adjust the underlying Liberty fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the underlying Liberty fund.



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS (COLONIAL STRATEGIC INCOME FUND, COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND, STEIN ROE INTERMEDIATE BOND FUND)


When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, an underlying Liberty fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

OTHER INVESTMENT STRATEGIES AND RISKS

ZERO COUPON BONDS (COLONIAL HIGH YIELD SECURITIES FUND, COLONIAL STRATEGIC INCOME FUND, COLONIAL INCOME FUND, STEIN ROE INTERMEDIATE BOND FUND)


Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to an underlying Liberty fund and distributed to its shareholders.



ASSET-BACKED SECURITIES (STEIN ROE INTERMEDIATE BOND FUND)


Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and therefore, cause an underlying Liberty fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.



MORTGAGE-BACKED SECURITIES (STEIN ROE INTERMEDIATE BOND FUND)

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.


Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-through can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.




TEMPORARY DEFENSIVE STRATEGIES (COLONIAL HIGH YIELD SECURITIES FUND, COLONIAL STRATEGIC INCOME FUND, COLONIAL INCOME FUND, COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND, STEIN ROE INTERMEDIATE BOND FUND, STEIN ROE GROWTH & INCOME FUND, STEIN ROE GROWTH STOCK FUND, STEIN ROE CAPITAL OPPORTUNITIES FUND, STEIN ROE SMALL COMPANY GROWTH FUND)



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend an underlying Liberty fund's normal investment activities. During such times, the underlying Liberty fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent an underlying Liberty fund from achieving its investment goals.

OTHER INVESTMENTS STRATEGIES AND RISKS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolios' financial performance. Information is shown for the period January 29, 1999 (inception date) to November 30, 1999. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). This information is included in the Portfolios' financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolios' financial statements, is included in the Portfolios' annual report. You can request a free annual report by calling 1-800-426-3750.


BALANCED PORTFOLIO

                                                     Period ended November 30, (b)
                                                                           1999
                                                    Class A     Class B    Class C
Net asset value -- Beginning of period ($)           10.000      10.000      10.000
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)(c)                          0.256       0.192      0.191
-----------------------------------------------------------------------------------
Net realized and unrealized gain                      0.232       0.251      0.262
-----------------------------------------------------------------------------------
Total from Investment Operations                      0.488       0.443      0.453
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                           (0.158)     (0.113)    (0.113)
-----------------------------------------------------------------------------------
Net asset value -- End of period ($)                 10.330      10.330     10.340
-----------------------------------------------------------------------------------
Total return (%) (d)(e)(f)                            4.93        4.47        4.56
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (g)(h)                                       0.30        1.05        1.05
-----------------------------------------------------------------------------------
Net investment income (g)(h)                          2.98        2.23        2.23
-----------------------------------------------------------------------------------
Fees and expenses waived or borne by the
Advisor/Administrator (g)(h)                          0.63        0.63        0.63
-----------------------------------------------------------------------------------
Portfolio turnover (%) (f)                              20          20          20
-----------------------------------------------------------------------------------
Net assets at end of period (000) ($)                8,789      12,892       6,626
-----------------------------------------------------------------------------------
(a)  Net of fees and expenses waived or borne
     by the Advisor/Administrator which amounted
     to:                                             0.055       0.055      0.055

(b)      The Fund commenced investment operations on January 29, 1999.

(c) Per share data calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(e) Had the Advisor and Administrator (Colonial Management Associates, Inc.) not waived or reimbursed a portion of expenses, total return would have been reduced.


(f)      Not annualized.


(g)      The benefits derived from custody credits had no impact.


(h)      Annualized.

FINANCIAL HIGHLIGHTS

GROWTH PORTFOLIO

                                                         Period ended November 30,(b)
                                                                    1999
                                                        Class A     Class B    Class C
  Net asset value -- Beginning of period ($)            10.000      10.000      10.000
--------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($)
  Net investment income (a)(c)                           0.132       0.067      0.067
--------------------------------------------------------------------------------------
  Net realized and unrealized gain                       0.798       0.803      0.793
--------------------------------------------------------------------------------------
  Total from Investment Operations                       0.930       0.870      0.860
--------------------------------------------------------------------------------------
  Net asset value -- End of period ($)                  10.930      10.870      10.860
--------------------------------------------------------------------------------------
  Total return (%) (d)(e)(f)                             9.30        8.70        8.60
--------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (g)(h)                                        0.30        1.05        1.05
--------------------------------------------------------------------------------------
   Net investment income (g)(h)                          1.49        0.74        0.74
--------------------------------------------------------------------------------------
  Fees and expenses waived or borne by the
  Advisor/Administrator (g)(h)                           0.73        0.73        0.73
--------------------------------------------------------------------------------------
  Portfolio turnover (%) (f)                               7           7          7
--------------------------------------------------------------------------------------
  Net assets at end of period (000) ($)                  9,209       8,706      5,859
--------------------------------------------------------------------------------------
   (a) Net of fees and expenses waived or borne by
       the Advisor/Administrator which amounted to:
                                                         0.065       0.065      0.065

(b)      The Fund commenced investment operations on January 29, 1999.

(c) Per share data calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and Administrator(Colonial Management Associates, Inc.) not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)      Not annualized.


(g)      The benefits derived from custody credits had no impact.


(h)      Annualized.

FINANCIAL HIGHLIGHTS

INCOME PORTFOLIO

                                                                        Period ended November 30, (b)
                                                                                    1999
                                                                        Class A    Class B     Class C
  Net asset value -- Beginning of period ($)                            10.000      10.000     10.000
--------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($)
  Net investment income (a)(c)                                           0.441      0.380       0.380
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                                      (0.516)    (0.526)     (0.496)
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                      (0.075)    (0.146)     (0.116)
--------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                            (0.415)    (0.354)     (0.354)
--------------------------------------------------------------------------------------------------------
  Net asset value -- End of period ($)                                   9.510      9.500       9.530
--------------------------------------------------------------------------------------------------------
  Total return (%) (d)(e)(f)                                            (0.74)      (1.46)     (1.16)
--------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (g)(h)                                                        0.30        1.05       1.05
--------------------------------------------------------------------------------------------------------
   Net investment income (g)(h)                                          5.44        4.69       4.69
--------------------------------------------------------------------------------------------------------
  Fees and expenses waived or borne by the
  Advisor/Administrator (g)(h)                                           1.48        1.48       1.48
--------------------------------------------------------------------------------------------------------
  Portfolio turnover (%) (f)                                              34          34         34
--------------------------------------------------------------------------------------------------------
  Net assets at end of period (000) ($)                                  4,799      3,144       2,453
--------------------------------------------------------------------------------------------------------
   (a) Net of fees and expenses waived or borne by
       the Advisor/Administrator which amounted to:
                                                                         0.120      0.120       0.120

(b)      The Fund commenced investment operations on January 29, 1999.

(c) Per share data calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviso and Administrator (Colonial Management Associates, Inc.) not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)      Not annualized.


(g)      The benefits derived from custody credits had no impact.


(h)      Annualized.

APPENDIX A
INVESTMENT GOALS AND PRIMARY INVESTMENT STRATEGIES
OF UNDERLYING LIBERTY FUNDS


The underlying Liberty funds' investment goals and primary investment strategies are as follows:



Stein Roe Growth & Income Fund seeks to provide both growth of capital and current income. The Fund invests all of its assets in SR&F Growth & Income Portfolio as part of a master fund/feeder fund structure. SR&F Growth & Income Portfolio invests primarily in common stocks of well-established companies having large - market capitalizations. The SR&F Growth & Income Portfolio may also invest in companies having midsized market capitalizations. The SR&F Growth & Income Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the SR&F Growth & Income Portfolio, the portfolio manager looks for common stocks that have the potential to appreciate in value and to pay dividends. The portfolio manager focuses on the stocks of companies that have experienced management; broad, highly diversified product lines; deep financial resources; easy access to credit; and a history of paying dividends.



Stein Roe Growth Stock Fund seeks long-term growth. The fund invests all of its assets in SR&F Growth Stock Portfolio as part of a master fund/feeder fund structure. SR&F Growth Stock Portfolio invest primarily in the common stocks of companies with large market capitalizations. The SR&F Growth Stock Portfolio emphasizes the technology, financial services, health care and global consumer franchise sectors. The SR&F Growth Stock Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the SR&F Growth Stock Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.



Stein Roe Capital Opportunities Fund seeks long-term growth. The Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the portfolio manager concentrates on stocks of small and midcapitalization companies which he believes have opportunities for growth. The Fund may invest up to 25% of its assets in foreign stocks.



Stein Roe Small Company Fund seeks long-term growth. Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are or, in the portfolio manager's judgment, have the potential to be a market share leader within their respective industry. He also loos for companies with strong management teams that participate in the ownership of the companies.



Colonial U.S. Growth & Income Fund seeks long-term growth and income. Under normal market conditions, the Fund invests at least 65% of its total assets in common

APPENDIX A


stocks of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of the Fund's total assets may be invested in common stocks of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Also, up to 10% of the Fund's total assets may be invested in a combination of (i) convertible bonds, (ii) corporate bonds that are rated investment grade and (iii) U.S. Government securities. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued.

APPENDIX A

Colonial Small Cap Value Fund seeks long-term growth by investing primarily in smaller capitalization equities. Under normal market conditions, the Fund invests at least 65% of its total assets in small capitalization stocks. Small capitalization stocks are stocks which have market values at the time of investment of between $20 million and the largest market capitalization in the Russell 2000 Index. In addition, any stock that is a member of the S&P Small Cap 600 Index is considered a small capitalization stock. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued. In managing the Fund, the advisor follows a value investing approach in selecting stocks for its portfolio. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued.



Colonial International Horizons Fund seeks preservation of capital purchasing power and long-term growth. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of inflation sensitive companies located outside the United States. The Fund's foreign investments may include securities of companies located in emerging market countries. The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer.



Colonial Value Fund seeks long-term growth and current income. Under normal market conditions, the Fund seeks to achieve its investment goals by investing primarily in income-producing equity securities. The Fund invests at least 65% of its total assets in equity securities. The Fund may also invest up to 35% of its total assets in debt securities. In managing the Fund, the advisor follows a value investing approach in selecting stocks for its portfolio. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued.



Colonial Select Value Fund seeks long-term growth. The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P Mid Cap 400 Index is considered a middle capitalization stock. In managing the Fund, the advisor follows a value investing approach in selecting stocks for its portfolio. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued.



Colonial Utilities Fund seeks current income and long-term growth The Fund invests primarily in securities of U.S. utility companies. The Fund invests in both equity and preferred securities of utility companies. In addition, the advisor may invest up to 20% of the Fund's assets in foreign utility company securities. In selecting investments for the Fund, the advisor looks primarily for stocks of larger utility companies with established records.



Crabbe Huson Real Estate Investment Fund seeks to provide growth of capital and current income. Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.

APPENDIX A


REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.



Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.



Newport Asia Pacific Fund seeks long-term growth. Under normal market conditions, the Fund invests at least 80% of its total assets in stocks of companies whose principal activities are in Asia or the Pacific Basin. These countries may include Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, South Korea, Taiwan and Thailand. Under normal market conditions, the Fund intends to invest a significant portion of its assets in companies whose principal activities are in Japan and Hong Kong (including Chinese issuers whose securities trade principally in Hong Kong markets). The advisor will determine where a company's principal activities are located by considering its country of organization, the principal trading market for its stocks and the source of its revenues and location of its assets. The Fund may invest in stocks of companies of any size, whose earnings, the advisor believes, are in a strong growth trend or are undervalued.



Newport Europe Fund seeks long-term growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of European issuers. The Fund invests primarily in medium and large-sized companies. Medium-sized companies are companies with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P Mid Cap 400 Index is considered a middle capitalization stock. Large-sized companies are companies with market capitalizations of $1 billion or more at the time of purchase. The Fund will focus on investments in the developed countries of Europe, however, it may also invest in companies located in emerging market countries. When selecting stocks for the Fund's portfolio, the advisor utilizes a growth investment strategy. The advisor looks for companies which it believes have long-term earnings growth potential.



Newport Tiger Fund seeks capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines. In selecting investments for the Fund, the advisor typically purchases stocks of larger, well-established companies.

APPENDIX A


Colonial Strategic Income Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return. The Fund invests in:



- debt securities issued by the U.S. government;



- debt securities issued by foreign governments; and



- lower rated corporate debt securities.



The advisor allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.



The Fund pursues its investment goals by investing a portion of its assets in lower rated corporate debt securities. These securities have the following ratings:



- BBB through C by Standard & Poor's Corporation;



- Baa through D by Moody's Investors Service, Inc.;



- a comparable rating by another nationally recognized rating service; or



- the security is unrated and the advisor believes it to be comparable in quality to securities having such ratings as noted above.




The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.



Colonial High Yield Securities Fund seeks high current income and total return. The Fund invests primarily in lower rated corporate debt securities. These securities have the following ratings:



- BBB through C by Standard & Poor's Corporation;



- Baa through D by Moody's Investors Service, Inc.;



- a comparable rating by another nationally recognized rating service; or



- the security is unrated and the advisor believes it to be comparable in quality to securities having such ratings as noted above.



Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.



Colonial Income Fund seeks as high a level of current income and total return as is consistent with prudent risk. The Fund invests in:



- debt securities issued by the U.S. government or U.S. corporations;



- debt securities issued by foreign governments or corporations; and



- preferred stocks.

APPENDIX A



The allocation of investments among debt securities at any given time is based on the investment advisor's estimate of the expected performance and risk of each type of investment.



The Fund also invests in preferred stocks to pursue its goal of total return. Some preferred stocks may be accompanied by a warrant, which is a right to acquire the issuer's common stock. The Fund intends to dispose of any common stock acquired through these warrants.



The Fund invests a portion of its assets in lower rated corporate debt securities. These securities have the following ratings:



- BBB through C by Standard & Poor's Corporation;



- Baa through D by Moody's Investors Service, Inc.;



- a comparable rating by another nationally recognized rating service; or



- the security is unrated and the advisor believes it to be comparable in quality to a lower-rated debt security.



The Fund will limit its investments in lower rated corporate debt securities to 25% of its assets.



Additionally, the Fund may invest up to 25% of its assets in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.



Colonial Intermediate U.S. Government Fund seeks as high a level of current income and total return as is consistent with prudent risk. Under normal market conditions, the Fund invests primarily in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has wide flexibility to vary its allocation among different types of U.S. government securities based on the advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.



The Fund generally maintains a duration of less than seven years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate-term bonds. The advisor will vary the Fund's duration depending on its forecast of interest rates and market conditions.



Crabbe Huson Contrarian Income Fund seeks the highest level of current income that is consistent with preservation of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard and Poor's, and (iii) cash and cash equivalents.

APPENDIX A




In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.



Stein Roe Intermediate Bond Fund seeks total return by pursuing current income and opportunities for capital appreciation. The Fund invests all of its assets in SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. The SR&F Intermediate Bond Portfolio invests at least 65% of its total assets in:



- debt securities issued by the U.S. government--these include U.S. Treasury securities and agency securities; agency securities include certain mortgage- backed securities, which represent interests in pools of mortgages;



- debt securities of U.S. corporations; and



- mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities.



The SR&F Intermediate Bond Portfolio will invest at least 60% of its total assets in securities that are higher-quality debt securities rated at the time of purchase:



- at least A by Standard & Poor's, or at least A2 by Moody's Investors Service, Inc., or



- with a comparable rating by another nationally recognized rating agency.



The SR&F Intermediate Bond Portfolio may invest up to 40% of its total assets in securities rated at the time of purchase:



- BBB and below by Standard & Poor's Corporation;



- Baa and below by Moody's Investor Services, Inc.; or



- with a comparable rating by another nationally recognized rating agency.



The SR&F Intermediate Bond Portfolio may invest up to 20% of its total assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:



- below BBB by Standard & Poor's;



- Baa and below by Moody's Investor Services, Inc.; or - with a comparable rating by another nationally recognized rating agency.



Normally, the SR&F Intermediate Bond Portfolio expects to maintain a dollar-weighted average effective maturity of three to ten years.



The Intermediate Bond Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Intermediate Bond Portfolio may seek capital appreciation by using hedging techniques such as futures and options.



To a limited extent, the SR&F Intermediate Bond Portfolio may invest in foreign securities.

APPENDIX A


Colonial Money Market Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity. The Fund invests all of its assets in SR&F Cash Reserves Portfolio as part of a master fund feeder fund structure. The SR&F Cash Reserves Portfolio invests in high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, dollar-denominated obligations.



Under normal market conditions the SR&F Cash Reserves Portfolio invests at least 25% of its total assets in securities of issuers in the financial services industry.



Additional strategies of the underlying Liberty funds that are not primary investment strategies and the risks associated with them are described under "Other Investment Strategies and Risks."

APPENDIX A


NOTES

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                                                                              41

FOR MORE INFORMATION
You can get more information about the Portfolios' investments in the Portfolios' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Portfolios and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Portfolios by writing or calling the Portfolios' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Portfolio documents can be viewed online or downloaded from the Securities and Exchange Commission at www.sec.gov.

You can review and copy information about the Portfolios by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust IV (formerly Colonial Trust ): 811-2865

- Counselor Select Balanced Portfolio

- Counselor Select Growth Portfolio

- Counselor Select Income Portfolio






[liberty logo]

                LIBERTY FUNDS TRUST IV (F/K/A COLONIAL TRUST IV)

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   Colonial Counselor Select Income Portfolio
                  Colonial Counselor Select Balanced Portfolio
                   Colonial Counselor Select Growth Portfolio
                                     Class Z


Item Number of Form N1A        Prospectus Location or Caption
PART A

          1.                   Front Cover Page; Back Cover Page

          2.                   The Portfolios; Underlying Liberty Funds, Other Investment
                               Strategies and Risks

          3.                   The Portfolios

          4.                   The Portfolios, Underlying Liberty Funds

          5.                   Not Applicable

          6.                   Front Cover Page; Managing the Portfolios; Your Account

          7.                   Your Account

          8.                   The Portfolios; Your Account

          9.                   Financial Highlights

COUNSELOR SELECT PORTFOLIOS                        PROSPECTUS, FEBRUARY 18, 2000

- COUNSELOR SELECT BALANCED PORTFOLIO

- COUNSELOR SELECT GROWTH PORTFOLIO

- COUNSELOR SELECT INCOME PORTFOLIO

CLASS Z SHARES

Advised by Liberty Asset Management Company


TABLE OF CONTENTS

THE PORTFOLIOS

Investment Goals.........................

Primary Investment Strategies............

Investment Highlights....................

Your Expenses............................

UNDERLYING LIBERTY FUNDS

Primary Investment Risks.................

Investment Goals and Primary Investment

Strategies...............................

YOUR ACCOUNT

How to Buy Shares........................

Sales Charges............................

How to Exchange Shares...................

How to Sell Shares.......................

Other Information About Your Account.....

MANAGING THE PORTFOLIOS

Investment Advisor.......................

Portfolio Managers.......................


Other Investment
Strategies and Risks...................26


FINANCIAL HIGHLIGHTS

Counselor Select Balanced Portfolio......

Counselor Select Growth Portfolio........

Counselor Select Income Portfolio........


The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc., the Funds' distributor, or through a third party broker-dealer, (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


[GRAPHIC]

THE PORTFOLIOS    COUNSELOR SELECT PORTFOLIOS

THE PORTFOLIOS

INVESTMENT GOALS

The Counselor Select Portfolios' investment goals are as follows:


Counselor Select Balanced Portfolio (Balanced Portfolio) seeks a balance of long-term growth of capital and current income.



Counselor Select Growth Portfolio (Growth Portfolio) seeks long-term growth of capital.



Counselor Select Income Portfolio (Income Portfolio) seeks current income.



The Counselor Select Portfolios include three mutual funds, each with its own investment goal. The Counselor Select Portfolios include Counselor Select Balanced Portfolio, Counselor Select Growth Portfolio and Counselor Select Income Portfolio. The Counselor Select Portfolios do not invest directly in a portfolio of securities; rather, in seeking to achieve their respective investment goals, they invest in shares of underlying Liberty funds. Liberty Asset Management Company (LAMCO) is the investment advisor to each of the Counselor Select Portfolios.


PRIMARY INVESTMENT STRATEGIES

The pie charts below illustrate the asset allocation for each Portfolio under normal market conditions:

   [GRAPHIC]                                                        [GRAPHIC]

                                   [GRAPHIC]

                               BALANCED PORTFOLIO
                                Allocation Ranges

Stock Funds.................................................   25% to 75%
Bond Funds..................................................   25% to 75%
Money Market Funds..........................................     0 to 10%

                                GROWTH PORTFOLIO
                                Allocation Ranges

Stock Funds.................................................  60% to 100%
Bond Funds..................................................    0% to 30%
Money Market Funds..........................................     0 to 10%

                                INCOME PORTFOLIO
                                Allocation Ranges

Stock Funds.................................................    0% to 30%
Bond Funds..................................................  60% to 100%
Money Market Funds..........................................     0 to 10%

THE PORTFOLIOS


LAMCO (advisor), an investment advisory affiliate of the distributor, first allocates each Counselor Select Portfolio's assets among the two broad asset classes of stock and bond funds using traditional asset allocation methodology based on the advisor's capital market assumptions for the long-term return, risk and correlation of returns among these asset classes. It then further allocates the portions assigned to these broad asset classes to subcategories of such classes (e.g. international stock, U.S. large and small capitalization stock, investment grade bonds, high yield bonds and short, intermediate and long-term bonds) to seek the best combination of risk and return. The advisor then selects the group of underlying Liberty funds within each subcategory that it believes offers the best combination in terms of performance, volatility and correlation of returns.



In general, the advisor intends to manage each Counselor Select Portfolio according to its allocation strategy and within the allocation ranges shown above. However, the advisor reserves the right in its discretion, without prior notice to shareholders, to modify the allocation strategy for any Counselor Select Portfolio from time to time. If, because of appreciation or depreciation of the net asset value of the shares of underlying Liberty funds within the two principal asset classes, a Counselor Select Portfolio's allocation falls outside the applicable range shown above, the advisor will consider, in its discretion, whether to reallocate that Portfolio's investments in the underlying Liberty funds to bring its allocation back within such range. As shown above, each Counselor Select Portfolio also may invest up to 10% of its assets in the Colonial Money Market Fund, and reserves the right to do so without limit for temporary, defensive purposes.

THE PORTFOLIOS

THE PORTFOLIOS

INVESTMENT HIGHLIGHTS


The two principal investment categories - stocks and bonds - reflect different degrees of potential risk and reward. While stocks have a greater potential than bonds or money market investments to increase in value over the long term, stocks are subject to the risk that stock prices in general will decline over short or even extended periods. Stock markets tend to be cyclical with periods when stock prices generally rise or fall. While bonds generate fixed income in the form of interest and are typically less volatile than stocks, bonds are subject to the risk that bond prices in general will decline over short or long periods due primarily to changes in interest rates, as well as to the risk that the issuer of a bond may be unable to pay its principal and interest. A third investment category - cash or money market investments - involves relatively little risk of loss of principal, but has the least potential for high total return. All three categories of investment are subject to inflation risk, which is the possibility that rising prices for goods and services will erode the real return of the investment.



There are subcategories of stocks and bonds which involve different degrees of risk and reward. Foreign stocks can be more volatile than investments in U.S. stocks. Stocks of small capitalization companies may offer greater opportunities for capital appreciation, but may involve greater risk than stocks of larger, more established companies. High yield bonds, while paying higher interest, are more speculative and have a greater risk of default than investment grade bonds. The market values of intermediate and long-term bonds tend to fluctuate in response to changes in prevailing interest rates more than short-term bonds.



Asset allocation among the two principal categories of investments and their subcategories is one of the most critical decisions an investor has to make. The Counselor Select Balanced, Growth and Income Portfolios represent different combinations of stock and bond investments involving different degrees of potential risk and reward. Investors may select from the three Counselor Select Portfolios based on their individual investment goals, time horizon, tolerance for risk, and tax and financial circumstances.



--------------------------------------------------------------------------------
COUNSELOR SELECT                       POTENTIAL GROWTH OF   RISK OF LOSS OF
PORTFOLIO          POTENTIAL INCOME    CAPITAL               PRINCIPAL
--------------------------------------------------------------------------------
Balanced           Medium              Medium                Medium
--------------------------------------------------------------------------------
Growth             Low                 High                  High
--------------------------------------------------------------------------------
Income             High                Negligible            Medium
--------------------------------------------------------------------------------


There is no assurance that the Counselor Select Portfolios will achieve their stated investment goals. The performance of each Counselor Select Portfolio depends on the performance of the underlying Liberty funds in which it invests. The performance of the underlying Liberty funds, in turn, depends on the performance of the stock, bond and money markets in the

THE PORTFOLIOS


United States and in foreign countries and on the performance of individual stocks, bonds and money market instruments in which they directly or indirectly invest. The value of each Counselor Select Portfolio will vary from day to day, reflecting changes in the values of the underlying Liberty funds. When you sell your Counselor Select Portfolio shares, they may be worth more or less than what you paid for them.



UNDERLYING LIBERTY FUNDS



Set forth below are the underlying Liberty funds in which the Counselor Select Portfolios may invest and the investment advisors for each fund:



------------------------------------------------------------------------------------------------------------------------------------
UNDERLYING LIBERTY FUNDS                                                         INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Growth & Income Fund                                                   Stein Roe & Farnham Incorporated (Stein Roe)
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Growth Stock Fund                                                      Stein Roe
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Capital Opportunities Fund                                             Stein Roe
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund                                              Stein Roe
------------------------------------------------------------------------------------------------------------------------------------
Colonial U.S. Growth & Income Fund                                               Colonial Management Associates, Inc. (Colonial)
------------------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund                                                    Colonial
------------------------------------------------------------------------------------------------------------------------------------
Colonial International Horizons Fund                                             Colonial
------------------------------------------------------------------------------------------------------------------------------------
Colonial Value Fund                                                              Colonial
------------------------------------------------------------------------------------------------------------------------------------
Colonial Select Value Fund                                                       Colonial
------------------------------------------------------------------------------------------------------------------------------------
Colonial Utilities Fund                                                          Colonial
------------------------------------------------------------------------------------------------------------------------------------
Crabbe Huson Real Estate Investment Fund                                         Crabbe Huson Group, Inc. (Crabbe Huson)
------------------------------------------------------------------------------------------------------------------------------------
Newport Asia Pacific Fund                                                        Newport Fund Management, Inc. (Newport)
------------------------------------------------------------------------------------------------------------------------------------
Newport Tiger Fund                                                               Newport
------------------------------------------------------------------------------------------------------------------------------------
Newport Europe Fund                                                              Newport
------------------------------------------------------------------------------------------------------------------------------------

BOND FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Colonial Strategic Income Fund                                                   Colonial
------------------------------------------------------------------------------------------------------------------------------------
Colonial High Yield Securities Fund                                              Colonial
------------------------------------------------------------------------------------------------------------------------------------
Colonial Income Fund                                                             Colonial
------------------------------------------------------------------------------------------------------------------------------------
Colonial Intermediate U.S. Government Fund                                       Colonial
------------------------------------------------------------------------------------------------------------------------------------
Crabbe Huson Contrarian Income Fund                                              Crabbe Huson
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Intermediate Bond Fund                                                 Stein Roe
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND:
------------------------------------------------------------------------------------------------------------------------------------
Colonial Money Market Fund                                                       Colonial
------------------------------------------------------------------------------------------------------------------------------------



The underlying Liberty funds' investment goals and primary investment strategies are described in Appendix A.




PRIMARY INVESTMENT RISKS OF UNDERLYING LIBERTY FUNDS

THE PORTFOLIOS


There are many circumstances (including additional risks that are not described here) which could prevent the Counselor Select Portfolios from achieving their goals. It is possible to lose money by investing in the Counselor Select Portfolios. The risks of investing in the Portfolios generally are the same risks that are associated with the underlying Liberty funds in which the Portfolios invest. The primary risks of investing in the underlying Liberty funds are described below.



Market risk (applicable to all underlying Liberty funds) is the risk that the price of a security held by the underlying Liberty fund will fall due to changing market, economic or political conditions.



Interest rate risk (applicable to Colonial Strategic Income Fund, Colonial High Yield Securities Fund, Colonial Income Fund, Colonial Intermediate U.S. Government Fund, Stein Roe Intermediate Bond Fund, Colonial Money Market Fund, Crabbe Huson Contrarian Income Fund) is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the underlying Liberty fund receives from them but will affect the value of the underlying Liberty fund's shares. Interest rate risk is generally greater for bonds with longer maturities



Value stocks (applicable to Colonial U.S. Growth & Income Fund, Colonial Small Cap Value Fund, Colonial Value Fund, Newport Asia Pacific Fund, Crabbe Huson Contrarian Income Fund, Colonial Select Value Fund, Stein Roe Growth & Income Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund) are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the portfolio manager's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it



Smaller companies (applicable to Colonial Small Cap Value Fund, Colonial Select Value Fund, Newport Asia Pacific Fund, Crabbe Huson Contrarian Income Fund, Stein Roe Capital Opportunities Fund) are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend

THE PORTFOLIOS


heavily on a small management team. Stocks of small companies may trade less frequently, in smaller volumes and fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock



Foreign securities (applicable to Stein Roe Growth & Income Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Colonial International Horizons Fund, Colonial Utilities Fund, Newport Asia Pacific Fund, Newport Europe Fund, Colonial Strategic Income Fund, Newport Tiger Fund, Colonial High Yield Securities Fund, Colonial Income Fund, Crabbe Huson Contrarian Income Fund, Colonial Money Market Fund) are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the underlying Liberty fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets).



Emerging markets (applicable to Colonial International Horizons Fund, Newport Asia Pacific Fund, Colonial Strategic Income Fund, Newport Tiger Fund, Colonial High Yield Securities Fund, Colonial Income Fund)are also subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.



In cases where the underlying Liberty fund's (applicable to Newport Asia Pacific Fund, Newport Europe Fund, Newport Tiger Fund) investments are concentrated in one particular region, the underlying Liberty fund is particularly susceptible to regional risks. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater

THE PORTFOLIOS


effect on the underlying Liberty fund than if the underlying Liberty fund were more geographically diversified, which may result in greater losses and volatility. Recently, the markets in each of the Asian countries have suffered significant downturns and significant volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.



Utility company securities (applicable to Colonial Utilities Fund) are subject to special risks. These securities are especially affected by changes in interest rates as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.



Equity real estate investment trusts (REITs) (applicable to Crabbe Huson Real Estate Investment Fund, Crabbe Huson Contrarian Income Fund) are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the underlying Liberty fund does not invest directly in real estate, a REIT investment by an underlying Liberty fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.






In cases where the underlying Liberty fund (applicable to Colonial Strategic Income Fund, Colonial High Yield Securities Fund, Colonial Income Fund, Colonial Money Market Fund, Crabbe Huson Contrarian Income Fund) may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset backed securities, the underlying Liberty fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact it's ability to make timely payments of

THE PORTFOLIOS


interest or principal. This could result in decrease in the price of the security.






In cases where an underlying Liberty fund is a non-diversified mutual fund (applicable to Newport Asia Pacific Fund, Colonial International Horizons Fund), it is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, the underlying Liberty fund may have an increased risk of loss compared to a similar diversified mutual fund.



Lower rated debt securities (applicable to Colonial Strategic Income Fund, Colonial High Yield Securities Fund and Colonial Income Fund)involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal .



Structure risk (applicable to Stein Roe Intermediate Bond Fund, Colonial Intermediate U.S. Government Fund, Colonial Income Fund, Crabbe Huson Contrarian Income Fund)is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in an underlying Liberty fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.



An investment in the Colonial Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Additionally, the Colonial Money Market Fund's

THE PORTFOLIOS


yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Because of the policy of investing at least 25% of assets in securities of issuers in the financial service industry, the Colonial Money Market Fund may be affected more adversely than competing funds by changes affecting the industry.



Short sales (applicable to Stein Roe Small Company Growth Fund) are subject to special risks. A short sale involves the sale by the underlying Liberty fund of shares of a security that it does not own with the hope of purchasing the same shares at a later date at a lower price. In order to deliver the security to the buyer, the underlying Liberty fund borrows the security from a third party. The underlying Liberty fund is then obligated to return the security to the third party, so the underlying Liberty fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the underlying Liberty fund will incur a loss equal to the increase in price of the security from the time that the short sal was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the underlying Liberty fund.



One or more of the underlying Liberty funds may participate in an interfund lending program, which allows them to lend money to and borrow money from other funds advised by the advisor. They will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


PERFORMANCE


Because the Counselor Select Portfolios commenced investment operations on January 29, 1999, and have not completed one full year of investment performance, information related to each Portfolio's performance has not been included in this prospectus.

THE PORTFOLIOS   COUNSELOR SELECT BALANCED PORTFOLIO

YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Balanced Portfolio.

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Balanced Portfolio's distributor.

ANNUAL PORTFOLIO OPERATING EXPENSES are deducted from the Balanced Portfolio. They includemanagement fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Balanced Portfolio to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Portfolio Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Portfolio operating expenses remain the same

- Assumes reinvestment of all dividends and distributions

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the offering price)                                0.00
-------------------------------------------------------------------------------
Redemption fee(2) (as a percentage of amount
redeemed, if applicable)                                               (2)


ANNUAL PORTFOLIO(3) OPERATING EXPENSES (DEDUCTED DIRECTLY FROM PORTFOLIO
ASSETS)



Management fee(4) (%)                                                     0.01
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                 0.00
-------------------------------------------------------------------------------
Other expenses(4) (%)                                                     0.68
-------------------------------------------------------------------------------
Total annual portfolio operating expenses(4) (%)                          0.69
-------------------------------------------------------------------------------


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
   $70                    $221                    $384                   $859


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)      There is a $7.50 charge for wiring sale proceeds to your bank.


(3) The Balanced Portfolio bears its own pro rata share of the fees and expenses incurred by the underlying Liberty funds. The investment return will be net of the Balanced Portfolio's pro rata share of the expenses of the underlying Liberty funds in which it invests.
         Based on the expense ratio of each underlying Liberty fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Balanced Portfolio, including its pro rata share of expenses of the underlying Liberty funds, is expected to be 0.904% to 1.165%.



(5) The Balanced Portfolio's advisor has voluntarily agreed to waive advisory fees and reimburse the Balanced Portfolio for certain expenses so that the total annual portfolio operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.05%. As a result, the actual management fees would be 0.00%, other expenses for each share would be 0.05% and total annual portfolio operating expenses for Class Z shares would be 0.05%.

THE PORTFOLIOS   COUNSELOR SELECT GROWTH PORTFOLIO

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Growth Portfolio.

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Growth Portfolio's distributor.

ANNUAL PORTFOLIO OPERATING EXPENSES are deducted from the Growth Portfolio. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Growth Portfolio to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Portfolio Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Portfolio operating expenses remain the same

- Assumes reinvestment of all dividends and distributions


SHAREHOLDER FEES(5) (PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the offering price)                                  0.00
--------------------------------------------------------------------------------
Redemption fee(6) (as a percentage of amount redeemed, if applicable)      (6)



ANNUAL PORTFOLIO(7) OPERATING EXPENSES (DEDUCTED DIRECTLY FROM PORTFOLIO
ASSETS)



Management fee(8) (%)                                                     0.01
------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                 0.00
------------------------------------------------------------------------------
Other expenses(8) (%)                                                     0.77
------------------------------------------------------------------------------
Total annual portfolio operating expenses(8) (%)                          0.78
------------------------------------------------------------------------------


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


   1 YEAR               3 YEARS               5 YEARS              10 YEARS
     $80                  $251                  $436                 $972


(5) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(6)      There is a $7.50 charge for wiring sale proceeds to your bank.



(7) The Growth Portfolio bears its own pro rata share of the fees and expenses incurred by the underlying Liberty funds. The investment return will be net of the Growth Portfolio's pro rata share of the expenses of the underlying Liberty funds in which it invests. Based on the expense ratio of each underlying Liberty fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Growth Portfolio, including its pro rata share of expenses of the underlying Liberty funds, is expected to be 1.068% to 1.256%.



(8) The Growth Portfolio's advisor has voluntarily agreed to waive advisory fees and reimburse the Growth Portfolio for certain expenses so that the total annual portfolio operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.05%. As a result, the actual management fees would be 0.00%, other expenses would be 0.05% and total annual portfolio operating expenses for Class Z shares would be 0.05%.

THE PORTFOLIOS   COUNSELOR SELECT INCOME PORTFOLIO


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Income Portfolio.

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Income Portfolio's distributor.

ANNUAL PORTFOLIO OPERATING EXPENSES are deducted from the Portfolio. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Income Portfolio to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Portfolio Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Portfolio operating expenses remain the same

- Assumes reinvestment of all dividends and distributions



SHAREHOLDER FEES(9) (PAID DIRECTLY FROM YOUR INVESTMENT)




Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the offering price)                                 0.00
--------------------------------------------------------------------------------
Redemption fee(10) (as a percentage of amount redeemed, if applicable) (10)



ANNUAL PORTFOLIO(11) OPERATING EXPENSES (DEDUCTED DIRECTLY FROM PORTFOLIO
ASSETS)



Management fee(12) (%)                                                    0.01
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                 0.00
-------------------------------------------------------------------------------
Other expenses(12) (%)                                                    1.52
-------------------------------------------------------------------------------
Total annual portfolio operating expenses(12) (%)                         1.53
-------------------------------------------------------------------------------


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


 1 YEAR               3 YEARS               5 YEARS              10 YEARS
  $156                  $485                  $836                $1,828



(9) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(10)     There is a $7.50 charge for wiring sale proceeds to your bank.



(11) The Income Portfolio bears its own pro rata share of the fees and expenses incurred by the underlying Liberty funds. The investment return will be net of the Income Portfolio's pro rata share of the expenses of the underlying Liberty funds in which it invests. Based on the expense ratio of each underlying Liberty fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Income Portfolio, including its pro rata share of expenses of the underlying Liberty funds, is expected to be 0.892% to 0.959%.



(12) The Income Portfolio's advisor has voluntarily agreed to waive advisory fees and reimburse the Income Portfolio for certain expenses so that the total annual portfolio operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.05%. As a result, the actual management fees would be 0.00%, other expenses would be 0.05% and total annual portfolio operating expenses for Class Z shares would be 0.05%.

YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Portfolio receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

WHO IS ELIGIBLE TO BUY CLASS Z SHARES?

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.(13)


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                  INSTRUCTIONS
Through your            Your financial advisor can help you establish your
financial advisor       account and buy Portfolio shares on your behalf.
--------------------------------------------------------------------------------
By check                For new accounts, send a completed application and check
(new account)           made payable to the Portfolio to the transfer agent,
                        Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                        02105-1722.
--------------------------------------------------------------------------------
By check                For existing accounts, fill out and return the
(existing account)      additional investment stub included in your quarterly
                        statement, or send a letter of instruction including
                        your Portfolio name and account number with a check made
                        payable to the Portfolio to Liberty Funds Services,
                        Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange             You or your financial advisor may acquire shares by
                        exchanging shares you own in one fund for shares of the
                        same class of the Portfolio at no additional cost. There
                        may be an additional charge if exchanging from a money
                        market fund. To exchange by telephone, call
                        1-800-422-3737.
--------------------------------------------------------------------------------
By wire                 You may purchase shares by wiring money from your bank
                        account to your fund account. To wire funds to your fund
                        account, call 1-800-422-3737 to obtain a control number
                        and the wiring instructions.
--------------------------------------------------------------------------------
By electronic           You may purchase shares by electronically transferring
funds transfer          money from your bank account to your fund account by
                        calling 1-800-422-3737. Electronic funds transfers may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.
--------------------------------------------------------------------------------
Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.
--------------------------------------------------------------------------------
By dividend             You may automatically invest dividends distributed by
diversification         one fund into the same class of shares of the Portfolio
                        at no additional sales charge. To invest your dividends
                        in another fund, call 1-800-345-6611.



(13) The Portfolios reserve the right to change the criteria for eligible investors. The Portfolios also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Portfolios and their shareholders.

YOUR ACCOUNT

SALES CHARGES
Your purchases of Class Z shares generally are at net asset value, which is the value of a Portfolio share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

CHOOSING A SHARE CLASS

The Portfolios offer one class of shares in this prospectus -- CLASS Z.

The Portfolios also offer three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

HOW TO EXCHANGE SHARES
You may exchange your shares for shares of the same share class of another Counselor Select Portfolio or Class A shares of another fund distributed by Liberty Funds Distributor, Inc.at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Portfolio may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Portfolio.
To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Portfolio on any regular business day that the New York Stock Exchange (NYSE) is open.

When a Portfolio receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Portfolios will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Portfolio may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD              INSTRUCTIONS
Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to
                    the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange         You or your financial advisor may sell shares by exchanging from a Portfolio into Class Z shares or Class A shares of
                    another fund at no additional cost. To exchange by
                    telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                    Portfolio of an address change within the previous 30 days.
                    The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement
                    accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail             You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction,
                    note the Portfolio's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national
                    stock exchange or another eligible guarantor institution.
                    Additional documentation is required for sales by
                    corporations, agents, fiduciaries, surviving joint owners
                    and individual retirement account owners. For details, call
                    1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services,
                    Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire             You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                    telephone request. Be sure to complete the appropriate
                    section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                    must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW A PORTFOLIO'S SHARE PRICE IS DETERMINED The price of a Portfolio's Class Z shares is based on its net asset value (NAV). The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Portfolio determines its NAV for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the NAV, each Portfolio must determine the price of each security in its portfolio at the close of each trading day. Because the Portfolios hold securities that are traded on foreign exchanges, the value of the Portfolios' securities may change on days when shareholders will not be able to buy or sell Portfolio shares. This will affect the Funds' NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Portfolios may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for each Portfolio in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Portfolios' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Portfolios' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Portfolios have the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


Dividend            Represents interest and dividends earned from securities
                    held by the Portfolios.
--------------------------------------------------------------------------------

Capital gains       Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held
                    for a 12-month period or less.


UNDERSTANDING PORTFOLIO DISTRIBUTIONS

Each Portfolio earns income from the securities it holds. Each Portfolio also may realize capital gains and losses on sales of its securities. Each Portfolio distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Portfolio's income and capital gains based on the number of shares you own at the time these distributions are declared.


DISTRIBUTION OPTIONS The Balanced Portfolio distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account(14). To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS The Growth Portfolio distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account(14). To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS The Income Portfolio distributes dividends monthly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account(14). To change your distribution option call 1-800-345-6611.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current portfolio

Reinvest all distributions in shares of another portfolio


Receive dividends in cash (see options below) and reinvest capital gains(15)



Receive all distributions in cash (with one of the following options)(15):


        - send the check to your address of record

        - send the check to a third party address

        - transfer the money to your bank via electronic funds transfer


(14) If you do not indicate on your application your preference for handling distributions, a Portfolio will automatically reinvest all distributions in additional shares of the Portfolio.



(15) Distributions of $10 or less will automatically be reinvested in additional Portfolio shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Portfolio.

YOUR ACCOUNT

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Portfolio shares, all Portfolio distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Portfolio shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Portfolio may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Portfolio, you may realize a capital gain or loss when selling and exchanging shares of a Portfolio. Such transactions may be subject to federal, state and local income tax.

MANAGING THE PORTFOLIOS

INVESTMENT ADVISOR


Liberty Asset Management Company (LAMCO), located at 600 Atlantic Avenue, Boston, Massachusetts 02210-2214, is the Portfolios' investment advisor. In its duties as investment advisor, LAMCO runs the Portfolios' day-to-day business, including placing all orders for the purchase and sale of each Portfolio's portfolio securities. LAMCO has been an investment advisor since 1985. As of January 31, 2000, LAMCO managed over $1.7 billion in assets.






For the 1999 fiscal year, aggregate advisory fees paid to LAMCO by the Balanced, Growth and Income Portfolios amounted to 0.00% of average daily net assets of each Portfolio.


PORTFOLIO MANAGERS

WILLIAM R. PARMENTIER, president, senior vice president and chief investment officer of LAMCO, is a co-manager of the Counselor Select Portfolios and has co-managed the Counselor Select Portfolios since they commenced operations in January, 1999. Prior to joining LAMCO in April, 1995, Mr. Parmentier was chief investment officer of Grumman Corporation from December, 1974 to July, 1993 and president of GQ Asset Management from July, 1993, to October, 1994.


CHRISTOPHER S. CARABELL, a senior vice president-investments of LAMCO, is a co-manager of the Counselor Select Portfolios and has co-managed the Counselor Select Portfolios since they commenced operations in January, 1999. Prior to joining LAMCO in March, 1996, Mr. Carabell was associate director, U.S. Equity Research, of Rogers Casey & Associates, Investment Consultants, from January, 1995 to February, 1996, and was director of Investments of Boy Scouts of America, Inc., from June, 1990 to January, 1995.

UNDERSTANDING THE PORTFOLIOS' OTHER INVESTMENTS AND RISKS


The Portfolios' primary investments and risks are described under "The Portfolios Primary Investment Strategies" and "The Portfolios - Primary Investment Risks." In seeking to meet their investment goals, the underlying Liberty funds may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.


OTHER INVESTMENT STRATEGIES AND RISKS


Each of the underlying Liberty fund's primary investment strategies and their associated risks are described above. This section describes other investments an underlying Liberty fund may make and the risks associated with them. In seeking to achieve its goal(s), an underlying Liberty fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of an underlying Liberty fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Counselor Select Portfolios' Statement of Additional Information, which you may obtain free of charge (see back cover).





Each underlying Liberty fund may elect not to buy any of these securities or use any of these techniques unless they believe that doing so will help the underlying Liberty fund achieve its investment goal(s). The underlying Liberty funds may not always achieve their investment goals.



Additional information about the underlying Liberty funds' securities and investment techniques, as well as the underlying Liberty funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


DERIVATIVE STRATEGIES (COLONIAL HIGH YIELD SECURITIES FUND, COLONIAL STRATEGIC INCOME FUND, COLONIAL INCOME FUND, COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND, STEIN ROE INTERMEDIATE BOND FUND)


An underlying Liberty fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. An underlying Liberty fund may use these strategies to adjust the underlying Liberty fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the underlying Liberty fund.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS (COLONIAL STRATEGIC INCOME FUND, COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND, STEIN ROE INTERMEDIATE BOND FUND)


When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, an underlying Liberty fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

OTHER INVESTMENT STRATEGIES AND RISKS

ZERO COUPON BONDS (COLONIAL HIGH YIELD SECURITIES FUND, COLONIAL STRATEGIC INCOME FUND, COLONIAL INCOME FUND, STEIN ROE INTERMEDIATE BOND FUND)

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to a underlying Liberty fund and distributed to its shareholders.


ASSET-BACKED SECURITIES (STEIN ROE INTERMEDIATE BOND FUND)

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and therefore, cause a underlying Liberty fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.


MORTGAGE-BACKED SECURITIES (STEIN ROE INTERMEDIATE BOND FUND)

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.


Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-through can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.




TEMPORARY DEFENSIVE STRATEGIES (COLONIAL HIGH YIELD SECURITIES FUND, COLONIAL STRATEGIC INCOME FUND, COLONIAL INCOME FUND, COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND, STEIN ROE INTERMEDIATE BOND FUND, STEIN ROE GROWTH & INCOME FUND, STEIN ROE GROWTH STOCK FUND, STEIN ROE CAPITAL OPPORTUNITIES FUND, STEIN ROE SMALL COMPANY GROWTH FUND)



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend an underlying Liberty fund's normal investment activities. During such times, the underlying Liberty fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent an underlying Liberty fund from achieving its investment goals.

OTHER INVESTMENT STRATEGIES AND RISKS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolios' financial performance. Information is shown for the Portfolios' last five fiscal years, which run from December 1 to November 30. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios' financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolios' financial statements, is included in the Portfolios' annual report. You can request a free annual report by calling 1-800-426-3750. As of the date of this Prospectus, no Class Z shares were issued for the Income Portfolio.


BALANCED PORTFOLIO

                                                       Period ended November 30,
                                                                  (b)
                                                                 1999
--------------------------------------------------------------------------------
                                                              Class Z (c)
--------------------------------------------------------------------------------
Net asset value -- Beginning of period ($)                       9.980
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($)
Net investment (a)(d)                                            0.053
--------------------------------------------------------------------------------
Net realized and unrealized gain                                 0.377
--------------------------------------------------------------------------------
Total from Investment Operations                                 0.430
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                        --
--------------------------------------------------------------------------------
Net asset value -- End of period ($)                            10.410
--------------------------------------------------------------------------------
Total return (%) (e)(f)(g)                                        4.31
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (h)(i)                                                   0.05
--------------------------------------------------------------------------------
 Net investment income (h)(i)                                     2.94
--------------------------------------------------------------------------------
Fees and expenses waived or borne
by the Advisor/Administrator (h)(i)                               1.10
--------------------------------------------------------------------------------
Portfolio turnover (%) (g)                                          20
--------------------------------------------------------------------------------
Net assets at end of period (000)($)                               485
--------------------------------------------------------------------------------
(a)  Net of fees and expenses waived or borne
     by the Advisor/Administrator which amounted to:             0.020
--------------------------------------------------------------------------------

(b)  The Fund commenced investment operations on January 29, 1999.

(c) The Z shares commenced operations on September 29, 1999. Per share amounts reflect activity from that date.

(d) Per share data calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Had the Advisor and Administrator (Colonial Management Associates, Inc.) not waived or reimbursed a portion of expenses, total return would have been reduced.


(g)  Not annualized.


(h)  The benefits derived from custody credits had no impact.


(i)  Annualized.

 GROWTH PORTFOLIO


                                               Period ended
                                              November 30, (b)
                                                    1999
 -----------------------------------------------------------------------
                                                 Class Z (c)
 -----------------------------------------------------------------------
  Net asset value -- Beginning of period ($)        9.98
 -----------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS ($)

  Net investment (a)(d)                             0.029
 -----------------------------------------------------------------------
  Net realized and unrealized gain                  0.931
 -----------------------------------------------------------------------
  Total from Investment Operations                  0.960
 -----------------------------------------------------------------------
  Net asset value -- End of period
  ($)                                               10.940
 -----------------------------------------------------------------------
  Total return (%) (e)(f)(g)                         6.52
 -----------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (%):

  Expenses (h)(i)                                    0.05
 -----------------------------------------------------------------------
  Net investment income (h)(i)                       1.55
 -----------------------------------------------------------------------
  Fees and expenses waived or borne
  by the Advisor/Administrator (h)(i)                1.33
 -----------------------------------------------------------------------
  Portfolio turnover (%) (g)                          7
 -----------------------------------------------------------------------
  Net assets at end of period (000)($)               607
 -----------------------------------------------------------------------
  (a) Net of fees and expenses waived or borne
      by the Advisor/Administrator
      which amounted to:                            0.024



(b) The Fund commenced investment operations on January 29, 1999.

(c) The Z shares commenced operations on September 29, 1999. Per share amounts reflect activity from that date.

(d) Per share data calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Had the Advisor and Administrator (Colonial Management Associates, Inc.) not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits had no impact.


(i) Annualized.

INCOME PORTFOLIO


                                               Period ended
                                              November 30,
                                                    1999(b)(c)
 -----------------------------------------------------------------------
                                                 Class A
 -----------------------------------------------------------------------
  Net asset value -- Beginning of period ($)      10.000
 -----------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS ($)

  Net investment (a)(d)                             0.441
 -----------------------------------------------------------------------
  Net realized and unrealized gain                 (0.516)
 -----------------------------------------------------------------------
  Total from Investment Operations                 (0.075)
 -----------------------------------------------------------------------
  Less Distributions Declared to Shareholders ($)
  From net investment income                       (0.415)
 -----------------------------------------------------------------------
  Net asset value -- End of period ($)              9.510
 -----------------------------------------------------------------------
  Total return (%) (e)(f)(g)                       (0.74)
 -----------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (%):

  Expenses (h)(i)                                    0.30
 -----------------------------------------------------------------------
  Net investment income (h)(i)                       5.44
 -----------------------------------------------------------------------
  Fees and expenses waived or borne
  by the Advisor/Administrator (j)(k)                1.46
 -----------------------------------------------------------------------
  Portfolio turnover (%) (g)                          34
 -----------------------------------------------------------------------
  Net assets at end of period (000)($)             4,799
 -----------------------------------------------------------------------
  (a) Net of fees and expenses waived or borne
      by the Advisor/Administrator
      which amounted to:                            0.120



(b) The Fund commenced investment operations on January 29, 1999.

(c) No Class Z shares had been issued or were outstanding as of the date of this Prospectus.

(d) Per share data calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Had the Advisor and Administrator (Colonial Management Associates, Inc.) not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits had no impact.


(i) Annualized.

APPENDIX A



INVESTMENT GOALS AND PRIMARY INVESTMENT STRATEGIES OF UNDERLYING LIBERTY FUNDS



The underlying Liberty funds' investment goals and primary investment strategies are as follows:



Stein Roe Growth & Income Fund seeks to provide both growth of capital and current income. The Fund invests all of its assets in SR&F Growth & Income Portfolio as part of a master fund/feeder fund structure. SR&F Growth & Income Portfolio invests primarily in common stocks of well-established companies having large - market capitalizations. The SR&F Growth & Income Portfolio may also invest in companies having midsized market capitalizations. The SR&F Growth & Income Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the SR&F Growth & Income Portfolio, the portfolio manager looks for common stocks that have the potential to appreciate in value and to pay dividends. The portfolio manager focuses on the stocks of companies that have experienced management; broad, highly diversified product lines; deep financial resources; easy access to credit; and a history of paying dividends.



Stein Roe Growth Stock Fund seeks long-term growth. The fund invests all of its assets in SR&F Growth Stock Portfolio as part of a master fund/feeder fund structure. SR&F Growth Stock Portfolio invest primarily in the common stocks of companies with large - market capitalizations. The SR&F Growth Stock Portfolio emphasizes the technology, financial services, health care and global consumer franchise sectors. The SR&F Growth Stock Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the SR&F Growth Stock Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.



Stein Roe Capital Opportunities Fund seeks long-term growth. The Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the portfolio manager concentrates on stocks of small and midcapitalization companies which he believes have opportunities for growth. The Fund may invest up to 25% of its assets in foreign stocks.



Stein Roe Small Company Fund seeks long-term growth. Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are or, in the portfolio manager's judgment, have the potential to be a market share leader within their respective industry. He also loos for companies with strong management teams that participate in the ownership of the companies.



Colonial U.S. Growth & Income Fund seeks long-term growth and income. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of the Fund's total assets may be invested in common stocks of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Also, up to 10% of the Fund's total assets may be invested in a combination of (i) convertible bonds, (ii) corporate bonds that are rated investment grade and (iii) U.S. Government securities. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued.

Colonial Small Cap Value Fund seeks long-term growth by investing primarily in smaller capitalization equities. Under normal market conditions, the Fund invests at least 65% of its total assets in small capitalization stocks. Small capitalization stocks are stocks which have market values at the time of investment of between $20 million and the largest market capitalization in the Russell 2000 Index. In addition, any stock that is a member of the S&P Small Cap 600 Index is considered a small capitalization stock. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued. . In managing the Fund, the advisor follows a value investing approach in selecting stocks for its portfolio. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued.



Colonial International Horizons Fund seeks preservation of capital purchasing power and long-term growth. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of inflation sensitive companies located outside the United States. The Fund's foreign investments may include securities of companies located in emerging market countries. The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer.



Colonial Value Fund seeks long-term growth and current income. Under normal market conditions, the Fund seeks to achieve its investment goals by investing primarily in income-producing equity securities. The Fund invests at least 65% of its total assets in equity securities. The Fund may also invest up to 35% of its total assets in debt securities. In managing the Fund, the advisor follows a value investing approach in selecting stocks for its portfolio. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued.



Colonial Select Value Fund seeks long-term growth. The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P Mid Cap 400 Index is considered a middle capitalization stock. . In managing the Fund, the advisor follows a value investing approach in selecting stocks for its portfolio. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued.



Colonial Utilities Fund seeks current income and long-term growth The Fund invests primarily in securities of U.S. utility companies. The Fund invests in both equity and preferred securities of utility companies. In addition, the advisor may invest up to 20% of the Fund's assets in foreign utility company securities. In selecting investments for the Fund, the advisor looks primarily for stocks of larger utility companies with established records.



Crabbe Huson Real Estate Investment Fund seeks to provide growth of capital and current income. Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.



Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.



Newport Asia Pacific Fund seeks long-term growth. Under normal market conditions, the Fund invests at least 80% of its total assets in stocks of companies whose principal activities are in Asia or the Pacific Basin. These countries may include Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, South Korea, Taiwan and Thailand. Under normal market conditions, the Fund intends to invest a significant portion of its assets in companies whose principal activities are in Japan and Hong Kong (including Chinese issuers whose securities trade principally in Hong Kong markets). The advisor will determine where a company's principal activities are located by considering its country of organization, the principal trading market for its stocks and the source of its revenues and location of its assets. The Fund may invest in stocks of companies of any size, whose earnings, the advisor believes, are in a strong growth trend or are undervalued.



Newport Europe Fund seeks long-term growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of European issuers. The Fund invests primarily in medium and large-sized companies. Medium-sized companies are companies with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P Mid Cap 400 Index is considered a middle capitalization stock. Large-sized companies are companies with market capitalizations of $1 billion or more at the time of purchase. The Fund will focus on investments in the developed countries of Europe, however, it may also invest in companies located in emerging market countries. When selecting stocks for the Fund's portfolio, the advisor utilizes a growth investment strategy. The advisor looks for companies which it believes have long-term earnings growth potential.



Newport Tiger Fund seeks capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines. In selecting investments for the Fund, the advisor typically purchases stocks of larger, well-established companies.

Colonial Strategic Income Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return. The Fund invests in:



-   debt securities issued by the U.S. government;



-   debt securities issued by foreign governments; and



-   lower rated corporate debt securities.



The advisor allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.



The Fund invests a portion of its assets in lower rated corporate debt securities. These securities have the following ratings:



-   BBB through C by Standard & Poor's Corporation;



-   Baa through D by Moody's Investors Service, Inc.;



-   a comparable rating by another nationally recognized rating service; or



- the security is unrated and the advisor believes it to be comparable in quality to securities having such ratings as noted above.



The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.



Colonial High Yield Securities Fund seeks high current income and total return. The Fund invests primarily in lower rated corporate debt securities. These securities have the following ratings:



-   BBB through C by Standard & Poor's Corporation;



-   Baa through D by Moody's Investors Service, Inc.;



-   a comparable rating by another nationally recognized rating service; or



- the security is unrated and the advisor believes it to be comparable in quality to securities having such ratings as noted above.



Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.



Colonial Income Fund seeks as high a level of current income and total return as is consistent with prudent risk. The Fund invests in:



-   debt securities issued by the U.S. government or U.S. corporations;



-   debt securities issued by foreign governments or corporations; and



-   preferred stocks.

The allocation of investments among debt securities at any given time is based on the investment advisor's estimate of the expected performance and risk of each type of investment.



The Fund also invests in preferred stocks to pursue its goal of total return. Some preferred stocks may be accompanied by a warrant, which is a right to acquire the issuer's common stock. The Fund intends to dispose of any common stock acquired through these warrants.



The Fund invests a portion of its assets in lower rated corporate debt securities. These securities have the following ratings:



-   BBB through C by Standard & Poor's Corporation;



-   Baa through D by Moody's Investors Service, Inc.;



-   a comparable rating by another nationally recognized rating service; or



- the security is unrated and the advisor believes it to be comparable in quality to a lower-rated debt security.



The Fund will limit its investments in lower rated corporate debt securities to 25% of its assets.



Additionally, the Fund may invest up to 25% of its assets in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.



Colonial Intermediate U.S. Government Fund seeks as high a level of current income and total return as is consistent with prudent risk. Under normal market conditions, the Fund invests primarily in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has wide flexibility to vary its allocation among different types of U.S. government securities based on the advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.



The Fund generally maintains a duration of less than seven years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate-term bonds. The advisor will vary the Fund's duration depending on its forecast of interest rates and market conditions.



Crabbe Huson Contrarian Income Fund seeks the highest level of current income that is consistent with preservation of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard and Poor's, and (iii) cash and cash equivalents.

APPENDIX A


In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.



Stein Roe Intermediate Bond Fund seeks total return by pursuing current income and opportunities for capital appreciation. The Fund invests all of its assets in SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. The SR&F Intermediate Bond Portfolio invests at least 65% of its total assets in:



- debt securities issued by the U.S. government--these include U.S. Treasury securities and agency securities; agency securities include certain mortgage- backed securities, which represent interests in pools of mortgages;



-   debt securities of U.S. corporations; and



- mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities.



The SR&F Intermediate Bond Portfolio will invest at least 60% of its total assets in securities that are higher-quality debt securities rated at the time of purchase:



- at least A by Standard & Poor's, or at least A2 by Moody's Investors Service, Inc., or



-   with a comparable rating by another nationally recognized rating agency.

The SR&F Intermediate Bond Portfolio may invest up to 40% of its total assets in securities rated at the time of purchase:




-   BBB and below by Standard & Poor's Corporation;



-   Baa and below by Moody's Investor Services, Inc.; or



-   with a comparable rating by another nationally recognized rating agency.



The SR&F Intermediate Bond Portfolio may invest up to 20% of its total assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:



-   below BBB by Standard & Poor's;



-   Baa and below by Moody's Investor Services, Inc.; or



-   with a comparable rating by another nationally recognized rating agency.



Normally, the SR&F Intermediate Bond Portfolio expects to maintain a dollar-weighted average effective maturity of three to ten years.



The SR&F Intermediate Bond Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Intermediate Bond Portfolio may seek capital appreciation by using hedging techniques such as futures and options.



To a limited extent, the SR&F Intermediate Bond Portfolio may invest in foreign securities.

APPENDIX A


Colonial Money Market Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity. The Fund invests all of its assets in SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure. The SR&F Cash Reserves Portfolio invests in high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, dollar-denominated obligations.



Under normal market conditions the SR&F Cash Reserves Portfolio invests at least 25% of its total assets in securities of issuers in the financial services industry.



Additional strategies of the underlying Liberty funds that are not primary investment strategies and the risks associated with them are described under "Other Investment Strategies and Risks."

NOTES

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                                                                              37

FOR MORE INFORMATION

You can get more information about the Portfolios' investments in the Portfolios' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Portfolios and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Portfolios by writing or calling the Portfolios' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Portfolio documents can be viewed online or downloaded from the Securities and Exchange Commission at www.sec.gov.

You can review and copy information about the Portfolios by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust IV (formerly Colonial Trust):
  811-2865

- Counselor Select Balanced Portfolio

- Counselor Select Growth Portfolio

- Counselor Select Income Portfolio

[LIBERTY FUNDS LOGO]

                LIBERTY FUNDS TRUST IV (F/K/A COLONIAL TRUST IV)

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   Colonial Counselor Select Income Portfolio
                  Colonial Counselor Select Balanced Portfolio
                   Colonial Counselor Select Growth Portfolio



                                    Statement of Additional Information
Item Number of Form N-1A            Location or Caption
PART B

          10.                       Cover Page; Table of Contents

          11.                       Organization and History

          12.                       Investment Objective and Policies; Fundamental Investment
                                    Policies; Other Investment Policies; Miscellaneous
                                    Investment Practices of Underlying Liberty Funds; Portfolio
                                    Turnover

          13.                       Fund Charges and Expenses

          14.                       Fund Charges and Expenses

          15.                       Fund Charges and Expenses

          16.                       Fund Charges and Expenses; Management of the Funds

          17.                       Organization and History; Fund Charges and Expenses;
                                    Shareholder Meetings; Shareholder Liability

          18.                       How to Buy Shares; Determination of Net Asset Value;
                                    Suspension of Redemptions; Special Purchase
                                    Programs/Investor Services; Programs for Reducing or
                                    Eliminating Sales Charge; How to Sell Shares; How to
                                    Exchange Shares

          19.                       Taxes

          20.                       Fund Charges and Expenses; Management of the Funds

          21.                       Fund Charges and Expenses; Investment Performance;
                                    Performance Measures

          22.                       Independent Auditors


                       COUNSELOR SELECT(SM) INCOME PORTFOLIO
                      COUNSELOR SELECT(SM) BALANCED PORTFOLIO
                       COUNSELOR SELECT(SM) GROWTH PORTFOLIO

               (EACH A PORTFOLIO AND COLLECTIVELY, THE PORTFOLIOS)


                        SERIES OF LIBERTY FUNDS TRUST IV


                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 18, 2000



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Portfolios. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Portfolios dated
February 18, 2000. This SAI should be read together with a Prospectus and the most recent Annual Report dated November 30, 1999. Investors may obtain a free copy of a Prospectus from Liberty Funds Distributor, Inc. (LFD), One
Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of
Independent Auditors appearing in the November 30, 1999 Annual Report of the
Portfolios are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Portfolios. Part 2 includes information about the other open end mutual funds ("Underlying Liberty
Funds") in which the Portfolios invest and additional information about certain securities and investment techniques in which the Underlying Liberty Funds invest and engage.

TABLE OF CONTENTS


         PART 1

         Definitions
         Investment Objectives and Policies
         Fundamental Investment Policies
         Other Investment Policies
         Portfolio Charges and Expenses
         Custodian
         Independent Auditors

         PART 2

         Miscellaneous Investment Practices of Underlying Liberty Funds
         Taxes
         Management of the Portfolios
         Determination of Net Asset Value
         How to Buy Shares
         Special Purchase Programs/Investor Services
         Programs for Reducing or Eliminating Sales Charges
         How to Sell Shares
         Distributions
         How to Exchange Shares
         Suspension of Redemptions
         Shareholder Liability
         Shareholder Meetings
         Performance Measures
         Appendix I
         Appendix II



FF-

                                       a

                                     PART 1


                        COUNSELOR SELECT INCOME PORTFOLIO
                       COUNSELOR SELECT BALANCED PORTFOLIO
                        COUNSELOR SELECT GROWTH PORTFOLIO


                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 18, 2000



DEFINITIONS
       "Trust"                     Liberty Funds Trust IV
       "Advisor"                   Liberty Asset Management Company, the Portfolios' investment advisor
       "Administrator"             Colonial Management Associates, Inc., the Portfolios' administrator
       "LFD"                       Liberty Funds Distributor, Inc., the Portfolios' distributor
       "LFS"                       Liberty Funds Services, Inc., the Portfolios' shareholder services and transfer agent
       "Portfolios"                Counselor Select Income Portfolio, Counselor Select Balanced Portfolio, and
                                   Counselor Select Growth Portfolio
       "Underlying                 The open-end mutual funds
        Liberty Funds"             listed in the Prospectus in which the
                                   Portfolios may invest.



ORGANIZATION AND HISTORY



Liberty Funds Trust IV is a Massachusetts business trust organized in 1978. Each Portfolio, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. Each Portfolio commenced investment operations on January 29, 1999.



The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Portfolio share. Shares of each Portfolio and of any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of the Trust's shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this Statement of Additional Information for more information.



INVESTMENT OBJECTIVES AND POLICIES


The Portfolios' Prospectuses describe the investment objectives and investment policies of each Portfolio. The Portfolios do not invest directly in a portfolio of securities; rather, in seeking to achieve their investment objectives, they invest primarily in shares of other mutual funds distributed by LFD and managed by investment advisory affiliates of LFD (Underlying Liberty Funds). The Advisor allocates each Portfolio's assets among the Underlying Liberty Funds. Part 1 of this SAI includes information concerning the fundamental investment policies of the Portfolios.



The investment objectives and policies of the Underlying Liberty Funds are summarized in the Portfolios' Prospectus. Part 2 contains additional information about the following securities and investment techniques in which the Underlying Liberty Funds may invest and engage:



Foreign Securities                                              Pay-in-Kind Securities
Foreign Currency Transactions                                   Repurchase Agreements
Forward Commitments                                             Rule 144A Securities
Futures Contracts and Related Options                           Securities Loans
Lower Rated Securities                                          Small Companies
Money Market Instruments                                        Short-Term Trading
Mortgage Dollar Rolls                                           Step Coupon Bonds
Options on Securities                                           Zero Coupon Securities


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of a Portfolio, or (2) 67% or more of the shares present at a meeting if


                                       b
more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Each Portfolio may:

1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that a Portfolio's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings), or such other percentage permitted by law;

2. Own real estate acquired only as the result of owning securities and such holdings may not exceed 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;


4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;



5. Underwrite securities issued by others only when disposing of portfolio securities;



6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and



7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of the Portfolio's assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, except that a Portfolio may invest up to 100% of its assets in one or more investment companies.


OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, each Portfolio may not:

1. Have a short sales position, unless the Portfolio owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and

2. Invest more than 15% of its net assets in illiquid securities.

PORTFOLIO CHARGES AND EXPENSES

Under the Portfolios' investment management agreements with the Advisor, each Portfolio pays the Advisor a fee for its asset allocation services that accrues daily and is payable monthly at an annual rate of 0.01% of the average daily net assets of each Portfolio (subject to reductions that the Advisor may agree to periodically):

The Portfolios each pay the Administrator an administrative fee, accrued daily and paid monthly, for providing the Portfolios with administrative personnel and services, office space and other services, at an annual rate of 0.0025% of the average daily net assets of the Portfolio (subject to reductions that the Administrator may agree to periodically).


The Portfolios also each pay the Administrator a monthly pricing and bookkeeping fee of $300 per Portfolio plus the following percentages of each Portfolio's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):


                          0.035% on the next $950 million
                          0.025% on the next $1 billion
                          0.015% on the next $1 billion
                          0.001% on the excess over $3 billion


LFS provides transfer agency and shareholder services to each of the Portfolios for an annual fee of 0.0025% of the average daily net assets of the Portfolio (subject to reductions that LFS may agree to periodically).



In addition to the fees and expenses paid by the Portfolios directly, each Portfolio pays its pro rata share of the fees and expenses of the Underlying Liberty Funds in which it invests. Each Underlying Liberty Fund pays investment advisory fees to its investment advisor (Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated or The Crabbe Huson Group, Inc.), administrative and pricing and bookkeeping fees to the Administrator, and transfer agency and shareholder servicing fees to LFS.

                                       c

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, LFD AND LFS (DOLLARS IN
THOUSANDS)




                                                                                     BALANCED PORTFOLIO
                                                                                  Period ended November 30
                                                                                          1999(a)
Management fee                                                                               $1
Bookkeeping                                                                                   3
Shareholder service and transfer agent fee                                                    3
12b-1 fees:
     Service fee (Classes A, B and C)                                                        36
     Distribution fee (Class B)                                                              38
     Distribution fee (Class C)                                                              27
Fees and expenses waived or borne by the Advisor/Administrator                              (90)




                                                                                      GROWTH PORTFOLIO
                                                                                  Period ended November 30
                                                                                          1999(a)
Management fee                                                                               $1
Bookkeeping                                                                                  3
Shareholder service and transfer agent fee                                                   4
12b-1 fees:
     Service fee (Classes A, B and C)                                                        33
     Distribution fee (Class B)                                                              24
     Distribution fee (Class C)                                                              21
Fees and expenses waived or borne by the Advisor/Administrator                              (94)




                                                                                      INCOME PORTFOLIO
                                                                                  Period ended November 30
                                                                                          1999(a)
Management fee                                                                               $1
Bookkeeping                                                                                  3
Shareholder service and transfer agent fee                                                   1
12b-1 fees:
     Service fee (Classes A, B and C)                                                        15
     Distribution fee (Class B)                                                              11
     Distribution fee (Class C)                                                              10
Fees and expenses waived or borne by the Advisor/Administrator                              (87)



(a)      Portfolios commenced investment operations on January 29, 1999


BROKERAGE COMMISSIONS

As stated under "Investment Objectives and Policies" above, the Portfolios seek to achieve their respective investment objectives, not by buying, holding and selling individual portfolio securities, but by investing all their assets in shares of Underlying Liberty Funds. The Portfolios will not incur brokerage commission expenses or sales charges in connection with their purchases and redemptions of Underlying Liberty Funds. The Portfolios bear their pro rata shares of the brokerage and other transaction costs incurred by the Underlying Liberty Funds and in connection with their purchases and sales of individual portfolio securities.

TRUSTEES AND TRUSTEES FEES


The Trustees of the Trust also serve as trustees of the Trusts of which the Underlying Liberty Funds managed by Colonial Management Associates, Inc. and The Crabbe-Huson Group, Inc. are series, and do not receive fees from the Portfolios.



                                       d

The table below shows the total compensation paid to the Trustees of the Trust for the year ended December 31, 1999 by the Liberty Funds Complex and nine funds of Liberty Variable Investment Trust (b):




                                   Total Compensation Liberty
                                   Funds Complex Paid To The Trustees
                                   For The Calendar Year Ended
Trustee                            December 31, 1999(c)
-------                            -----------------------------------
Robert J. Birnbaum(d)                     97,000
Tom Bleasdale                            103,000(e)
John V. Carberry(f)                        N/A
Lora S. Collins                           96,000
James E. Grinnell                        100,000
Richard W. Lowry                          97,000
Salvatore Macera                          95,000
William E. Mayer                         101,000
James L. Moody, Jr.                       91,000(g)
John J. Neuhauser                        101,252
Thomas E. Stitzel                         95,000
Robert L. Sullivan                       104,100
Anne-Lee Verville                         96,000(h)



(b) The Trust does not currently provide pension or retirement plan benefits to the Trustees.



(c) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment portfolios in the Liberty Funds Group
         - Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).



(d)      Retired as Trustee of the Trust on December 31, 1999.



(e)      Includes $52,000 payable in later years as deferred compensation.



(f) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).



(g) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.



(h) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.






For the fiscal year ended December 31, 1999, some of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc.
and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                      Total Compensation From
                              Liberty All-Star Funds For The Calendar
Trustee                           Year Ended December 31, 1999(i)
-------                       ----------------------------------------
Robert J. Birnbaum(j)                         $25,000
John V. Carberry(j)(k)                           N/A
James E. Grinnell(j)                           25,000
Richard W. Lowry(j)                            25,000
William E. Mayer(j)                            25,000
John J. Neuhauser(j)                           25,000



(i) The Liberty All - Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).


                                       e

(j)      Elected by the sole Trustee of Liberty Funds Trust IX on December 17,
         1998.



(k) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.



OWNERSHIP OF THE PORTFOLIOS


As of the date hereof, the officers and Trustees of the Trust as a group owned less than 1% of the shares of the Portfolios.



As of record on February 4, 2000, the following shareholders owned of record 5% or more of the Portfolios' outstanding shares:






BALANCED PORTFOLIO: Class A Shares: Daughters of Mary of the Immaculate Conception Manor Convent, 50 Pulaski Street, New Britain, CT 06053 (63,194 shares, 7.50%); Newtown Square Fire Company, 8 N. Newtown Street, Newtown Square, PA 19073 (52,584 shares, 6.24%); Colorado District Attorneys Council - General Fund, 1580 Logan Street, #420, Denver, CO 80203 (48,025 shares, 5.70%).

Class C Shares: Bruno A. Schiavo & Michelina Schiavo TTEES,79 Walker Road, Westwood, MA02090 (31,025 shares, 5.18%); Claughton Johnson & E.C. Schneider Jr. TTEES, 300 Mildred, Port Lavaca, TX 77979 (71,248 shares, 11.89%); McAllen
Bolt &  Screw Inc., P.O. 1090, McAllen, TX 78505 (72,777 shares, 12.14%).



GROWTH PORTFOLIO: Class A Shares: International Bancshares Corp., 1200 San Bernardo Avenue, Laredo, TX 78042 (97,875, 10.65%); International Bank of Commerce TTEE 1200 San Bernardo Avenue, Laredo, TX 78042 (90,252 shares, 9.85%).


Class C shares: William A. Schuchmann, 56 North Prospect Street, Ansonia, CT 06401 (26,837 shares, 5.09%); Lazaro Geideshman, 302 Convent, Laredo, TX 78040 (93,476 shares, 17.74%); Judco Inc., 3001 West Expressway 83, McAllen, TX 78501 (43,436 shares, 8.24%); Tommy L. Davis & Joan A. Davis JTWROS, 1012 Petra Drive, Napa, CA 94558 (28,614 shares, 5.43%); Roberto & Soila Gracia Family Limited Partnership, 304 Sunflower Street, McAllen, TX 78504 (26,683 shares, 5.06%).



INCOME PORTFOLIO: Class A shares: Luis Pous Rosas & Dinorah Miner De Pous & Richard Pous Miner JTWROS, 20100 Agascalientes, AGS, Mexico (53,570 shares, 11.13%); Margaret Bagdigian, 19 Batterson Park Road, Farmington, CT 06032 (24,958 shares, 5.18%); Bernard Dathe & Margaret Dathe JTWROS 265 Oak Park Lane, Pleasant Hill, CA 94523 (41,392 shares, 8.60%); Margaret H. Pull, 2451 S. Ivanhoe Place, Denver, CO 80222 (25,919 shares, 5.38%).

Class B shares: Investors Bank & Trust Company, Custodian, Donald L. Noblit Rollover IRA, 563 Pochassic Road, Westfield, MA 01085 (27,615 shares, 12.14%).


Class C shares: Stephen H. Tontini & Ana I Salloso Blanco JTWROS, 4 Schooner Ridge Road Unit 5, Bath, ME 04530 (16,382 shares, 7.31%); John Fertig & Janice Nardona-Clews TTEES, 24 Gilbert Street, Waterbury, CT 06702 (11,473 shares, 5.12%); Mary Louise Johnican & Rhonda Rochelle Herndon JTWROS, 3221 8th Street, Bay City, TX 77414 (21,075 shares, 9.41%); Investors Bank & Trust Company, Custodian, David Eden IRA, 2802 Erwin Avenue, Victoria, TX 77901 (12,296 shares, 5.49%); Jess Sanford, 27 Oak Circle, Bay City, TX 77414 (17,781 shares, 7.94%); Estelle Mosko TTEE, 390 Forest Street, Denver, CO 80220-5753 (13,164 shares, 5.88%); Laredo Childrens Museum, West End Washington Street, Laredo, TX 78040 (11,497 shares, 5.13%); International Bank of Commerce TTEE, Belia R. Munoz Guerra Trust, 1200 San Bernardo Avenue, Laredo, TX 78042 (12,840, 5.73%).



At January 31, 2000, there were the following number of record holders of each
Portfolio:




Portfolio                          Class A                  Class B                  Class C                 Class Z
---------                          -------                  -------                  -------                 -------
Balanced Portfolio                   124                      487                      126                        2
Growth Portfolio                     195                      717                      108                        2
Income Portfolio                      56                       91                       58                        0



SALES CHARGES (dollars in thousands)




                                                                                     BALANCED PORTFOLIO
                                                                                       Class A Shares
                                                                                  Period ended November 30
                                                                                            1999
                                                                                  -------------------------
Aggregate initial sales charges on Portfolio share sales                                    $493
Initial sales charge retained by LFD                                                         (l)
Aggregate contingent deferred sales charge (CDSC)                                             0




                                                                                     BALANCED PORTFOLIO
                                                                                       Class B Shares
                                                                                  Period ended November 30
                                                                                            1999
                                                                                  -------------------------
Aggregate CDSC
   on Portfolio redemptions retained by LFD                                                 (l)



                                       f


                                                                                     BALANCED PORTFOLIO
                                                                                       Class C Shares
                                                                                  Period ended November 30
                                                                                            1999
                                                                                  -------------------------
Aggregate CDSC
   on Portfolio redemptions retained by LFD                                                 (l)



                                                                                      GROWTH PORTFOLIO
                                                                                       Class A Shares
                                                                                  Period ended November 30
                                                                                            1999
                                                                                  -------------------------
Aggregate initial sales charges on Portfolio share sales                                    $121
Initial sales charge retained by LFD                                                         (l)
Aggregate CDSC                                                                                0



                                       g

                                                                                      GROWTH PORTFOLIO
                                                                                       Class B Shares
                                                                                  Period ended November 30
                                                                                            1999
                                                                                  -------------------------
Aggregate CDSC
   on Portfolio redemptions retained by LFD                                                 (l)




                                                                                      GROWTH PORTFOLIO
                                                                                       Class C Shares
                                                                                  Period ended November 30
                                                                                            1999
                                                                                  -------------------------
Aggregate CDSC
   on Portfolio redemptions retained by LFD                                                 (l)




                                                                                      INCOME PORTFOLIO
                                                                                       Class A Shares
                                                                                  Period ended November 30
                                                                                            1999
                                                                                  -------------------------
Aggregate initial sales charges on Portfolio share sales                                     $278
Initial sales charge retained by LFD                                                           23
Aggregate CDSC                                                                                  0



                                                                                      INCOME PORTFOLIO
                                                                                       Class B Shares
                                                                                  Period ended November 30
                                                                                            1999
                                                                                  -------------------------
Aggregate CDSC
   on Portfolio redemptions retained by LFD                                                 (l)



                                                                                      INCOME PORTFOLIO
                                                                                       Class C Shares
                                                                                  Period ended November 30
                                                                                            1999
                                                                                  -------------------------
Aggregate CDSC
   on Portfolio redemptions retained by LFD                                                  $3



(l)      Rounds to less than one.



                                       h

12b-1 PLAN, CDSC AND CONVERSION OF SHARES


The Portfolios offer multiple classes of shares, including Class A, Class B and Class C. The Portfolios may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Portfolios. Under each Plan, each Portfolio pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to the Class A, Class B and Class C shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees.



The Plans authorize any other payments by a Portfolio to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Portfolio shares.



The Trustees believe the Plans could be a significant factor in the growth and retention of assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Portfolios. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Portfolios were:



                                                                                BALANCED PORTFOLIO
                                                                          Period ended November 30, 1999
                                                                          ------------------------------
                                                            CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                                            --------------        --------------       --------------
Fees to FSFs                                                      $14                  $494                $17
Cost of sales material relating to the Portfolio
  (including printing and mailing expenses)                        25                    36                 23
Allocated travel, entertainment and other promotional
  Expenses (including advertising)                                 23                    29                 20



                                                                                 GROWTH PORTFOLIO
                                                                          Period ended November 30, 1999
                                                                          ------------------------------
                                                            CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                                            --------------        --------------       --------------
Fees to FSFs                                                     $25                   $368                  $22
Cost of sales material relating to the Portfolio
  (including printing and mailing expenses)                       28                     29                   20

Allocated travel, entertainment and other promotional
  expenses (including advertising)                                25                     24                   20



                                                                                 INCOME PORTFOLIO
                                                                          Period ended November 30, 1999
                                                                          ------------------------------
                                                            CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                                            --------------        --------------       --------------
Fees to FSFs                                                       $8                  $111                  $13
Cost of sales material relating to the Portfolio
  (including printing and mailing expenses)                        15                    10                   13
Allocated travel, entertainment and other promotional
  expenses (including advertising)                                 14                     7                   13



INVESTMENT PERFORMANCE



The Portfolios' Class A, Class B and Class C yields and adjusted yields for the month ended November 30, 1999 were:



                                                                 BALANCED PORTFOLIO
                                                                 ------------------
                                   Class A Shares       Class B Shares       Class C Shares        Class Z Shares
                                   --------------       --------------       --------------        --------------
Yield                                   N/A                   N/A                  N/A                   N/A
Yield Without Waiver                    N/A                   N/A                  N/A                   N/A



                                                                  GROWTH PORTFOLIO
                                                                  ----------------
                                   Class A Shares       Class B Shares       Class C Shares        Class Z Shares
                                   --------------       --------------       --------------        --------------
Yield                                   N/A                   N/A                  N/A                   N/A
Yield Without Waiver                    N/A                   N/A                  N/A                   N/A



                                                       INCOME PORTFOLIO
                                                       ----------------
                                   Class A Shares       Class B Shares       Class C Shares
                                   --------------       --------------       --------------
Yield                                  4.29%                 3.74%                3.73%
Yield Without Waiver                   0.23%                (0.51)%              (0.52)%



The Funds' cumulative total returns for the period ended November 30, 1999:



                                             BALANCED PORTFOLIO
                                               Class A Shares
                                           Period January 29, 1999
                                    (commencement of investment operations)
                                          through November 30, 1999
                                          -------------------------
With sales charge of 5.75%                      (1.10)%
Without sales charge                             4.93%



                                          BALANCED PORTFOLIO
                                            Class B Shares
                                        Period January 29, 1999
                               (commencement of investment operations)
                                       through November 30, 1999
                                       -------------------------
With applicable CDSC                            (0.53)%
Without CDSC                                     4.47%



                                            BALANCED PORTFOLIO
                                              Class C Shares
                                        Period January 29, 1999
                               (commencement of investment operations)
                                       through November 30, 1999
                                       -------------------------
With applicable CDSC                             3.56%



                                       j

Without CDSC                                     4.56%



                                          BALANCED PORTFOLIO
                                            Class Z Shares
                                       Period September 29, 1999
                               (commencement of investment operations)
                                       through November 30, 1999
                                       -------------------------
At net asset value                               4.31%



                                           GROWTH PORTFOLIO
                                            Class A Shares
                                        Period January 29, 1999
                               (commencement of investment operations)
                                       through November 30, 1999
                                       -------------------------
With sales charge of 5.75%                       3.02%
Without sales charge                             9.30%



                                           GROWTH PORTFOLIO
                                            Class B Shares
                                        Period January 29, 1999
                               (commencement of investment operations)
                                       through November 30, 1999
                                       -------------------------
With applicable CDSC                             3.70%
Without CDSC                                     8.70%



                                             GROWTH PORTFOLIO
                                              Class C Shares
                                        Period January 29, 1999
                               (commencement of investment operations)
                                       through November 30, 1999
                                       -------------------------
With applicable CDSC                             7.60%
Without CDSC                                     8.60%




                                              GROWTH PORTFOLIO
                                               Class Z Shares
                                          Period September 29, 1999
                                   (commencement of investment operations)
                                           through November 30, 1999
                                           -------------------------
At net asset value                               6.52%




                                           INCOME PORTFOLIO
                                            Class A Shares
                                        Period January 29, 1999
                               (commencement of investment operations)
                                       through November 30, 1999
                                       -------------------------
With sales charge of 4.75%                    (5.45)%
Without sales charge                          (0.74)%



                                           INCOME PORTFOLIO
                                            Class B Shares



                                        k

                                        Period January 29, 1999
                               (commencement of investment operations)
                                       through November 30, 1999
                                       -------------------------
With applicable CDSC                            (6.21)%
Without CDSC                                    (1.46)%



                                              INCOME PORTFOLIO
                                               Class C Shares
                                        Period January 29, 1999
                               (commencement of investment operations)
                                       through November 30, 1999
                                       -------------------------
With applicable CDSC                            (2.12)%
Without CDSC                                    (1.16)%





CUSTODIAN

The Chase Manhattan Bank is the custodian for the Portfolios. The custodian is responsible for safeguarding and controlling the Portfolios' cash and securities, receiving and delivering securities and collecting the each Portfolio's interest and dividends.


INDEPENDENT AUDITORS



Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, are the Portfolios' independent auditors, providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated and the financial highlights included in the Prospectus have been included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in accounting and auditing.





                                       l

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


MISCELLANEOUS INVESTMENT PRACTICES OF UNDERLYING LIBERTY FUNDS


Each Portfolio seeks to achieve its respective investment objectives by investing all of its assets in shares of up to eight of the open-end mutual funds (Underlying Liberty Funds) listed in the Prospectus. The mix of Underlying Liberty Funds in which each Portfolio invests is determined by the Advisor as described in the Prospectus. The investment advisors (Underlying Fund Managers) of the Liberty Underlying Funds are Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated or Crabbe Huson Group, Inc., as indicated in the name of the Underlying Liberty Fund, each of which is, or as of the date hereof is expected shortly to become, an affiliate through common control by Liberty Financial Companies, Inc. of LFD and the Advisor.



The following describes certain of the investment practices of the Underlying Liberty Funds. Certain of the practices described below are used by some, but not all, of the Underlying Liberty Funds, as set forth in the Prospectus of the Portfolios.

SHORT-TERM TRADING

In seeking an Underlying Liberty Fund's investment objective, the Underlying Fund Manager will buy or sell portfolio securities whenever it believes it is appropriate. The Underlying Fund Manager's decision will not generally be influenced by how long the Underlying Liberty Fund may have owned the security. From time to time the Underlying Liberty Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Underlying Liberty Fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of an Underlying Liberty Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. An Underlying Liberty Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. An Underlying Liberty Fund's portfolio turnover rate is not a limiting factor when its Underlying Liberty Fund Manager considers a change in the Fund's portfolio.


LOWER RATED DEBT SECURITIES
Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently and in smaller volumes, and may fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES

The Colonial International Horizons Fund invests primarily, and other Underlying Liberty Funds may invest a portion of their assets, in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of an Underlying Liberty Fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.


An Underlying Liberty Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Underlying Liberty Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.


The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.


OTHER INVESTMENT COMPANIES



The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.



ZERO COUPON SECURITIES (ZEROS)


The Underlying Liberty Bond Funds may invest in zero coupon securities which are securities issued at a significant discount from face value and do no pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.



STEP COUPON BONDS (STEPS)

The Underlying Liberty Bond Funds may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.

PAY-IN-KIND (PIK) SECURITIES

The Underlying Liberty Bond Funds may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER IS promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

SECURITIES LOANS

Most of the Underlying Liberty Funds may make secured loans of their portfolio securities amounting to not more than a specified percentage of their total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)


Many of the Underlying Liberty Funds may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.


MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Colonial Strategic Income Fund or the Crabbe Huson Real Estate Investment Fund sells a mortgage-backed security and simultaneously enter into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.


MORTGAGE-BACKED SECURITIES



Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.



NON-AGENCY MORTGAGE-BACKED SECURITIES



The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. Government or an Agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.


REPURCHASE AGREEMENTS

All of the Underlying Liberty Funds may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. Each Underlying Liberty Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Underlying Fund Manager, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The Underlying Liberty Funds may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. Each Underlying Liberty Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. Each Underlying Liberty Fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by an Underlying Liberty Fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Underlying Liberty Funds intend to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by a fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies by an Underlying Liberty Fund depends on the ability of its Underlying Fund Manager to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Liberty Underlying Fund's ability to terminate option positions at times when Underlying Fund Manager deems it desirable to do so. Although the Fund will take an option position only if the its Underlying Fund Manager believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Underlying Liberty Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade known as "contract markets" approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. An Underlying Liberty Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by an Underlying Liberty Fund is subject to its Underlying Fund Manager's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. An Underlying Liberty Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Underlying Fund Manager will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Underlying Fund Manager's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Underlying Fund Manager believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Underlying Liberty Funds may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS

The Colonial International Horizons Fund (as well as the other Underlying Liberty Funds that may invest a portion of their assets in foreign securities) may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

An Underlying Liberty Fund will only purchase or write currency options when the Underlying Fund Manager believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to an Underlying Liberty Fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

RULE 144A SECURITIES

The Underlying Liberty Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as an Underlying Liberty Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Underlying Fund Manager, under the supervision of the board of trustees responsible for the Underlying Liberty Fund considering an investment in Rule 144A securities, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Underlying Fund Manager will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Underlying Fund Manager could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Underlying Fund Manager that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES


In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.



FEDERAL TAXES. The Fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund failed to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.


TAXATION OF THE COUNSELOR SELECT PORTFOLIOS AND THEIR SHAREHOLDERS
Each Portfolio intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Portfolio is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Internal Revenue Code.

Each Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Portfolio's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carry forward of a Portfolio.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

To the extent that an Underlying Liberty Fund derives dividends from domestic corporations, a portion of the income distributions of a Portfolio which invests in that Underlying Liberty Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends received deduction is reduced to the extent the shares held by the Underlying Liberty Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Liberty Fund or the Portfolio are deemed to have been held by the Underlying Liberty Fund, the Portfolio or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Income received by an Underlying Liberty Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Liberty Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Liberty Fund will be eligible and may elect to "pass-through" to its shareholders, including a Portfolio, the amount of such foreign income and similar taxes paid by the Underlying Liberty Fund. Although a Portfolio may itself be entitled to a deduction for such taxes paid by an Underlying Liberty Fund in which the Portfolio invests, the Portfolio will not be able to pass any such credit or deduction through to its own shareholders.

A Portfolio will not be able to offset gains realized by one Underlying Liberty Fund in which such Portfolio invests against losses realized by another Underlying Liberty Fund in which Portfolio invests. The Portfolio's use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as such, regardless of the length of time the shares of a Portfolio have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such month will be deemed to have been received by the Portfolio's shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Portfolio, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Dividends and distributions on shares of a Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Portfolio reflects gains that are either unrealized, or realized but not distributed. In particular, investors should consider the tax implications of buying shares just prior to a distribution.

Each Portfolio will be required to report to the Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of a Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio's shares.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

TAXATION OF THE UNDERLYING LIBERTY FUNDS

Each Underlying Liberty Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Liberty Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Liberty Fund generally will not pay any federal income or excise tax.

Distributions of an Underlying Liberty Fund's investment company taxable income are taxable as ordinary income to a Portfolio which invests in the Underlying Liberty Fund. Distributions of the excess of an Underlying Liberty Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Portfolio which invests in the Underlying Liberty Fund regardless of how long the Portfolio held the Underlying Liberty Fund's shares, and are not eligible for the corporate dividends-received deduction. Depending on a Portfolio's percentage ownership in an Underlying Liberty Fund both before and after a redemption, a Portfolio's redemption of shares of such Underlying Liberty Fund may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolio's tax basis in the shares of the Underlying Liberty Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Liberty Funds directly.

To the extent such investments are permissible for an Underlying Liberty Fund, the Underlying Liberty Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Underlying Liberty Fund, defer losses to the Underlying Liberty Fund, cause adjustments in the holding periods of the Underlying Liberty Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders of the Underlying Liberty Funds, including the Portfolios.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

MANAGEMENT OF THE PORTFOLIOS
The Advisor is a subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

TRUSTEES AND OFFICERS


Name and Address                 Age      Position with Fund       Principal Occupation  During Past Five Years
----------------                 ---      ------------------      --------------------------------------------
Tom Bleasdale                    69       Trustee                  Retired (formerly Chairman of the Board and Chief
102 Clubhouse Drive #275                                           Executive Officer, Shore Bank & Trust Company, from 1992
Naples, Florida 34105                                              to 1993);  Director of The Empire Company since June,
                                                                   1995.

John V. Carberry *               52       Trustee                  Senior Vice President, Liberty Financial Companies, Inc.,
56 Woodcliff Road                                                  since February, 1998 (formerly Managing Director, Salomon
Wellesley Hills, MA  02481                                         Brothers (investment banking) from December, 1974 to
                                                                   February, 1998).

Lora S. Collins                  64       Trustee                  Attorney  (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                                     Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell                70       Trustee                  Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                 63       Trustee                  Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                 68       Trustee                  Private Investor (formerly Executive Vice President of
26 Little Neck Lane                                                Itek Corp. and President of Itek Optical & Electronic
New Seabury, MA  02649                                             Industries, Inc. (electronics)).

William E. Mayer                 59       Trustee                  Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                         of Business and Management, University of Maryland, from
New York, NY 10022                                                 October, 1992 to November, 1996); Director, Johns
                                                                   Manville; Director, Lee Enterprises.

James L. Moody, Jr.              68       Trustee                  Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                               Co. from May, 1984 to May, 1997, and Chief Executive
Cape Elizabeth, ME 04107                                           Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser                56       Trustee                  Academic Vice President and Dean of Faculties, Boston
84 College Road                                                    College, since August, 1999 (formerly, Dean, Boston
Chestnut Hill, MA 02467-3838                                       College School of Management from September, 1977 to
                                                                   September, 1999).

Thomas E. Stitzel                63       Trustee                  Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                             University (higher education); Business consultant and
Boise, ID  83706                                                   author.


Robert L. Sullivan               71       Trustee                  Retired Partner, KPMG LLP
45 Sankaty Avenue
Siaconset, MA 02564

Anne-Lee Verville                54       Trustee                  Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                             Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                               Solutions Division from 1991 to 1994, IBM Corporation
                                                                   (global education and global applications)).

Stephen E. Gibson                46       President                President of the Liberty Funds since June, 1998, Chairman of the Board since July, 1998, Chief Executive Officer and
                                                                   President since December 1996 and Director, since July
                                                                   1996 of the Colonial Management Associates, Inc. (CMA)
                                                                   (formerly Executive Vice President from July, 1996 to
                                                                   December, 1996); Director, Chief Executive Officer and
                                                                   President of LFG since December, 1998 (formerly
                                                                   Director, Chief Executive Officer and President of The
                                                                   Colonial Group, Inc. (TCG) from December, 1996 to
                                                                   December, 1998); Assistant Chairman of Stein Roe &
                                                                   Farnham Incorporated (SR&F) since August, 1998
                                                                   (formerly Managing Director of Marketing of Putnam
                                                                   Investments, June, 1992 to July, 1996.)

Joseph R. Palombo                46       Vice President           Vice President, Liberty Funds  since April, 1999;
                                                                   Executive Vice President and Director of the CMA since
                                                                   April, 1999; Executive Vice President and Chief
                                                                   Administrative Officer, LFG since April, 1999 (formerly
                                                                   Managing Director, Putnam Investments from December,
                                                                   1993 to January, 1999).

J. Kevin Connaughton             35       Controller and           Controller and Chief Accounting Officer of the Liberty Funds
                                          Chief Accounting         since February, 1998; Vice President of the CMA since
                                          Officer                  February, 1998 (formerly Senior Tax Manager, Coopers &
                                                                   Lybrand, LLP from April, 1996 to January, 1998; Vice
                                                                   President, 440 Financial Group/First Data Investor
                                                                   Services Group from March, 1994 to April, 1996).

Timothy J. Jacoby                47       Treasurer and            Treasurer and Chief Financial Officer of the Liberty Funds
                                          Chief Financial          since October, 1996 (formerly Controller and Chief
                                          Officer                  Accounting Officer from October, 1997 to February,
                                                                   1998); Senior Vice President of the CMA since September,
                                                                   1996; Vice President, Chief Financial Officer and
                                                                   Treasurer since December, 1998 of LFG (formerly Vice
                                                                   President, Chief Financial Officer and Treasurer from
                                                                   July, 1997 to December, 1998 of TCG); Senior Vice
                                                                   President of SR&F since August, 1998 (formerly Senior Vice
                                                                   President, Fidelity Accounting and Custody Services from
                                                                   September, 1993 to September, 1996).


Nancy L. Conlin                  46       Secretary                Secretary of the Liberty Funds since April, 1998 (formerly
                                                                   Assistant Secretary from July, 1994 to April, 1998);
                                                                   Director, Senior Vice President, General Counsel, Clerk
                                                                   and Secretary of the CMA since April, 1998 (formerly
                                                                   Vice President, Counsel, Assistant Secretary and
                                                                   Assistant Clerk from July, 1994 to April, 1998); Vice
                                                                   President, General Counsel and Secretary of LFG since
                                                                   December, 1998 (formerly Vice President - , General
                                                                   Counsel and Clerk of TCG from April, 1998 to December,
                                                                   1998; (formerly Assistant Clerk from July, 1994 to
                                                                   April, 1998).


* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Portfolios or the Advisor.

The business address of the officers of each Portfolio is One Financial Center, Boston, MA 02111.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

MANAGEMENT AND OTHER AGREEMENTS

Under an investment management agreement, the Advisor allocates and reallocates each Portfolio's assets among Underlying Liberty Funds and, to the limited extent set forth under "Miscellaneous Investment Practices" above, Non-Liberty Funds. Under administrative and pricing and bookkeeping agreements, the Administrator provides the Portfolios with administrative personnel and services, office space, and pricing and bookkeeping services. See "Portfolio Charges and Expenses" for the fees payable by the Portfolios under these agreements. Under the agreements, any liability of the Advisor or the Administrator to a Portfolio, the Trust or any shareholder of a Fund is limited to situations involving the Advisor's or the Administrator's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The investment management agreements with the Advisor may be terminated with respect to any Portfolio at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Portfolio. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Portfolio and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.


The Administrator pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Administrator including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.


PRINCIPAL UNDERWRITER


LFD is the principal underwriter of the Portfolios' shares. LFD has no obligation to buy the Portfolios' shares, and purchases the Portfolios' shares only upon receipt of orders from authorized FSFs or investors.


INVESTOR SERVICING AND TRANSFER AGENT

LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent) . The Trust's agreement with LFS continues indefinitely but may be terminated by 90 days' notice by the Portfolio to LFS or generally by 6 months' notice by LFS to the Portfolio. The agreement limits the liability of LFS to the Portfolio for loss or damage incurred by the Portfolio to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Portfolio will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


DETERMINATION OF NET ASSET VALUE


Each Portfolio determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


The NAV of a Portfolio is based on the NAV of the shares of the Underlying Liberty Funds and any Non-Liberty Funds held by it. For the purpose of determining the NAV of the shares of the Underlying Liberty Funds, debt securities held by an Underlying Liberty Fund generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the applicable Underlying Fund Manager deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities held by an Underlying Liberty Fund that are listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees responsible for the Underlying Liberty Fund. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the applicable Underlying Fund Manager in good faith under the direction of the Board of Trustees responsible for the Underlying Liberty Fund.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets may take place on days which are not business days in New York and on which the NAV of the Underlying Liberty Funds is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Underlying Liberty Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees responsible for the Underlying Liberty Fund.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Portfolios and tables of charges. This SAI contains additional information which may be of interest to investors.


The Portfolios will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Portfolio before the Portfolio processes that day's transactions. If the FSF fails to transmit before the Portfolio processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Portfolio values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Portfolio must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.



The Portfolio receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). LFD generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs. Checks presented for the purchase of shares of the Portfolio which are returned by the purchaser's bank or check writing privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.



LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.



Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C or Z shares. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.


Automatic Investment Plan. As a convenience to investors, shares of the Portfolios may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Portfolio's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFD.


AUTOMATED DOLLAR COST AVERAGING (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any Portfolio in which you have a current balance of at least $5,000 into the same class of shares of any or all of the other Portfolios. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Portfolio balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Portfolio, exchange between the same Class of shares of Portfolios by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Portfolio, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Portfolio will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing, by mailing your instructions to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.


LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.



TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company. is the Trustee of LFD prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.



Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any Portfolio, or if the Plan maintains an omnibus account.


Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Portfolio shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Portfolio automatically invested in the same class of shares of another Portfolio. An ADD account must be in the same name as the shareholder's existing open account with the particular Portfolio. Call LFS for more information at 1-800-422-3737.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


RIGHT OF ACCUMULATION AND STATEMENT OF INTENT (Class A). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:


1.            the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).


LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.


Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.


During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.



If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.



If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.



Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.



REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Portfolio at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Portfolio shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.



PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.


SPONSORED ARRANGEMENTS. Class A shares of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


Class A shares of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.


WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (Classes A, B and C): CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met. This requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.


The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES


Shares may also be sold on any day the Exchange is open, either directly to the Portfolio or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Portfolio may delay selling your shares for up to 15 days in order to protect the Portfolio against financial losses and dilution in net asset value caused by dishonored purchase payment checks.



To sell shares directly to the Portfolio, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Portfolio receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.



FSFs must receive requests before the time at which the Portfolio's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.


SYSTEMATIC WITHDRAWAL PLAN. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Portfolio designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the Portfolio under a SWP will be treated as redemptions of shares purchased through the reinvestment of Portfolio distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Portfolio in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Portfolio distributions payable in shares of the Portfolio rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Portfolio (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


A Portfolio may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.


The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Portfolio as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Portfolio shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


TELEPHONE REDEMPTIONS. All Portfolio shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Portfolio's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Portfolio values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guaranteed request. Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.


NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Portfolio's net asset value, a Portfolio may make the payment or a portion of the payment with portfolio securities held by that Portfolio instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Portfolio at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Portfolio at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most Portfolios that pay daily dividends will normally earn dividends starting with the date the Portfolio receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES

Shares of a Portfolio may be exchanged for the same class of shares of any other Portfolio on the basis of the NAVs per share at the time of exchange.


By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Portfolio, completion of an exchange may be delayed under unusual circumstances, such as if the Portfolio suspends repurchases or postpones payment for the Portfolio shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other Portfolios are available from the LFD Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


You need to hold your Class A shares for five months before exchanging to a Portfolio having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the Portfolio in the name of the shareholder desiring to exchange.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time on 60 days' notice.


SUSPENSION OF REDEMPTIONS

A Portfolio may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for an Underlying Liberty Fund to dispose of its securities or for a Portfolio or an Underlying Liberty Fund to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Portfolio and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Portfolio or the Trust's Trustees. The Declaration provides for indemnification out of Portfolio property for all loss and expense of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Portfolio would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular Portfolio incurring financial loss on account of another fund of the Trust is also believed to be remote because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS


As described under the caption "Organization and History", the Portfolios will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.


At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of a Portfolio, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Portfolio and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.


NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.


YIELD. The yield for each class of shares of a Portfolio is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), (ii) dividing the result by the product of the average daily number of shares of the Portfolio that were entitled to dividends during the period and the maximum offering price of the Portfolio on the last day of the period, and (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Administrator and its affiliates have been added back to actual expenses.


DISTRIBUTION RATE. The distribution rate for each class of shares of a Portfolio is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, a Portfolio's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the Underlying Liberty Fund's portfolio securities (net of the Portfolio's expenses). A Portfolio's yield for any period may be more or less than the amount actually distributed in respect of such period.

The Portfolios may compare their performance to various unmanaged indices published by such sources as are listed in Appendix II.


The Portfolios also may refer to quotations, graphs and electronically transmitted data from sources believed by the Administrator to be reputable, and publications in the press pertaining to a Portfolio's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.



All data are based on past performance and do not predict future results.



TAX-RELATED ILLUSTRATIONS. The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.



GENERAL. From time to time, the Portfolios may discuss or quote their Advisor as well the investment personnel of the Underlying Liberty Funds and members of the tax oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Underlying Liberty Funds, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the Portfolios' and the Underlying Liberty Funds' portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.


The Portfolio may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Portfolio may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or quote from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                             FITCH INVESTORS SERVICE

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                         DUFF & PHELPS CREDIT RATING CO.

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II
                                      1999




SOURCE                             CATEGORY                                        RETURN (%)
------                             --------                                        ----------
CREDIT SUISSE
 FIRST BOSTON:
--------------
                           First Boston High Yield Index-                                3.28
                           Global

LIPPER, INC.:

                           AMEX Composite Index P                                       27.28
                           AMEX Computer Tech IX P                                      75.02
                           AMEX Institutional IX P                                      24.46
                           AMEX Major Market IX P                                       17.76
                           Bse Sensex Index                                             63.83
                           CAC 40:FFR IX P                                              51.12
                           CD Rate 1 Month Index Tr                                      5.31
                           CD Rate 3 Month Index Tr                                      5.46
                           CD Rate 6 Month Index Tr                                      5.59
                           Consumer Price Index                                          2.99
                           Copnhgn SE:Dkr IX P                                          20.46
                           DAX:Dm IX Tr                                                 39.10
                           Domini 400 Social Index                                      24.50
                           Dow Jones 65 Comp Av P                                       11.97
                           Dow Jones Ind Average P                                      25.22
                           Dow Jones Ind Dly Reinv                                      27.21
                           Dow Jones Ind Mth Reinv                                      27.29
                           Dow Jones Trans Av P                                         -5.47
                           Dow Jones Trans Av Tr                                        -4.52
                           Dow Jones Util Av P                                          -9.27
                           Dow Jones Util Av Tr                                         -6.02
                           Ft/S&P Act Wld Ex US IX                                        N/A
                           Ft/S&P Actuaries Wld IX                                        N/A
                           FT-SE 100:Pd IX P                                            17.81
                           FT-SE Gold Mines IX                                           0.20
                           Hang Seng:Hng Kng $ IX                                       68.80
                           Jakarta Composite Index                                      70.06
                           Jasdaq Index:Yen P                                          244.48
                           Klse Composite Index                                         38.59
                           Kospi Index                                                  82.78
                           Lear High Growth Rate IX                                       N/A
                           Lear Low Priced Value IX                                       N/A
                           Lehman 1-3 Govt/Corp P                                       -2.89
                           Lehman 1-3 Govt/Corp Tr                                       3.15
                           Lehman Aggregate Bd P                                        -7.03
                           Lehman Aggregate Bd Tr                                       -0.82
                           Lehman Cp Bd Int P                                           -6.43
                           Lehman Cp Bd Int Tr                                           0.16
                           Lehman Govt Bd Int P                                         -5.36
                           Lehman Govt Bd Int Tr                                         0.49
                           Lehman Govt Bd Long P                                       -14.59
                           Lehman Govt Bd Long Tr                                       -8.73
                           Lehman Govt Bd P                                             -8.08
                           Lehman Govt Bd Tr                                            -2.23
                           Lehman Govt/Cp Bd P                                          -8.26
                           Lehman Govt/Cp Bd Tr                                         -2.15
                           Lehman Govt/Cp Int P                                         -5.70

                           Lehman Govt/Cp Int Tr                                         0.39
                           Lehman High Yield P                                          -6.64
                           Lehman High Yield Tr                                          2.39
                           Lehman Muni 10 Yr IX P                                       -6.08
                           Lehman Muni 10 Yr IX Tr                                      -1.25
                           Lehman Muni 3 Yr IX P                                        -3.36
                           Lehman Muni 3 Yr IX Tr                                        1.96
                           Lehman Muni Bond IX P                                        -7.08
                           Lehman Muni Bond IX Tr                                       -2.06
                           Lipper 1000                                                    N/A
                           Lipper Mgmt Co Price IX                                      12.57
                           Madrid SE:Pst IX P                                           16.22
                           ML 10+ Yr Treasury IX Tr                                     -8.61
                           ML 1-3 Yr Muni IX P                                          -2.72
                           ML 1-3 Yr Muni IX Tr                                          2.51
                           ML 1-3 Yr Treasury IX P                                      -2.85
                           ML 1-3 Yr Treasury IX Tr                                      3.06
                           ML 1-5 Yr Gv/Cp Bd IX P                                      -3.84
                           ML 1-5 Yr Gv/Cp Bd IX Tr                                      2.19
                           ML 15 Yr Mortgage IX P                                       -4.14
                           ML 15 Yr Mortgage IX Tr                                       2.17
                           ML 1-5 Yr Treasury IX P                                      -3.83
                           ML 1-5 Yr Treasury IX Tr                                      2.04
                           ML 3 MO T-Bill IX Tr                                          4.85
                           ML 3-5 Yr Govt IX P                                          -5.45
                           ML 3-5 Yr Govt IX Tr                                          0.32
                           ML 3-7 Yr Muni IX Tr                                          0.66
                           ML Corp Master Index P                                       -8.53
                           ML Corp Master Index Tr                                      -1.89
                           ML Glbl Govt Bond Inx P                                      -6.83
                           ML Glbl Govt Bond Inx Tr                                     -1.66
                           ML Glbl Gv Bond IX II P                                      -9.65
                           ML Glbl Gv Bond IX II Tr                                     -4.52
                           ML Global Bond Index P                                       -9.04
                           ML Global Bond Index Tr                                      -3.50
                           ML Gov Corp Master IX Tr                                     -2.05
                           ML Govt Master Index P                                       -8.02
                           ML Govt Master Index Tr                                      -2.11
                           ML Govt/Corp Master IX P                                     -8.19
                           ML High Yld Master IX P                                      -7.86
                           ML High Yld Master IX Tr                                      1.57
                           ML Master Muni IX Tr                                         -6.35
                           ML Mortgage Master IX P                                      -4.86
                           ML Mortgage Master IX Tr                                      1.61
                           ML Treasury Master IX P                                      -8.31
                           ML Treasury Master IX Tr                                     -2.38
                           MSCI AC Americas Free ID                                     22.71
                           MSCI AC Asia Fr-Ja IX GD                                     64.67
                           MSCI AC Asia Fr-Ja IX ID                                     61.95
                           MSCI AC Asia Pac - Ja GD                                     55.23
                           MSCI AC Asia Pac - Ja ID                                     52.30
                           MSCI AC Asia Pac Fr-J GD                                     49.83
                           MSCI AC Asia Pac Fr-J ID                                     46.80
                           MSCI AC Asia Pac IX GD                                       59.66
                           MSCI AC Asia Pac IX ID                                       57.86
                           MSCI AC Europe IX GD                                         17.35
                           MSCI AC Europe IX ID                                         15.22
                           MSCI AC Fe - Ja IX GD                                        67.83
                           MSCI AC Fe - Ja IX ID                                        65.24

                           MSCI AC Fe Free IX GD                                        61.81
                           MSCI AC Fe Free IX ID                                        60.29
                           MSCI AC Fe Fr-Ja IX GD                                       62.11
                           MSCI AC Fe Fr-Ja IX ID                                       59.40
                           MSCI AC Pac Fr-Jpn IX GD                                     46.89
                           MSCI AC Pac Fr-Jpn IX ID                                     43.84
                           MSCI AC World Free IX GD                                     26.82
                           MSCI AC World Fr-USA GD                                      30.91
                           MSCI AC World Fr-USA ID                                      28.80
                           MSCI AC World IX GD                                          27.31
                           MSCI AC World IX ID                                          25.49
                           MSCI AC World-USA IX GD                                      31.79
                           MSCI AC Wrld Fr-Ja IX GD                                     23.07
                           MSCI AC Wrld Fr-Ja IX ID                                     21.20
                           MSCI AC Wrld-Ja IX GD                                        23.64
                           MSCI AC Wrld-Ja IX ID                                        21.77
                           MSCI Argentina IX GD                                         34.29
                           MSCI Argentina IX ID                                         30.05
                           MSCI Australia IX GD                                         18.67
                           MSCI Australia IX ID                                         15.19
                           MSCI Australia IX ND                                         17.62
                           MSCI Austria IX GD                                           -8.66
                           MSCI Austria IX ID                                          -10.47
                           MSCI Austria IX ND                                           -9.11
                           MSCI Belgium IX GD                                          -13.75
                           MSCI Belgium IX ID                                          -15.77
                           MSCI Belgium IX ND                                          -14.26
                           MSCI Brazil IX GD                                            67.23
                           MSCI Brazil IX ID                                            61.57
                           MSCI Canada IX GD                                            54.40
                           MSCI Canada IX ID                                            51.78
                           MSCI Canada IX ND                                            53.74
                           MSCI Chile IX GD                                             39.01
                           MSCI Chile IX ID                                             36.45
                           MSCI China Dom Fr IX ID                                      31.10
                           MSCI China Free IX ID                                         9.94
                           MSCI China Non Dom IX ID                                      5.82
                           MSCI Colombia IX GD                                         -13.69
                           MSCI Colombia IX ID                                         -19.14
                           MSCI Czech Rep IX GD                                          5.35
                           MSCI Czech Rep IX ID                                          3.97
                           MSCI Denmark IX GD                                           12.47
                           MSCI Denmark IX ID                                           10.85
                           MSCI Denmark IX ND                                           12.06
                           MSCI EAFE - UK IX GD                                         31.45
                           MSCI EAFE - UK IX ID                                         29.63
                           MSCI EAFE - UK IX ND                                         31.01
                           MSCI EAFE + Canada IX GD                                     28.27
                           MSCI EAFE + Canada IX ID                                     26.22
                           MSCI EAFE + Canada IX ND                                     27.93
                           MSCI EAFE + Em IX GD                                         31.03
                           MSCI EAFE + EM IX ID                                         28.93
                           MSCI EAFE + EMF IX GD                                        30.33
                           MSCI EAFE + EMF IX ID                                        28.24
                           MSCI EAFE Fr IX ID                                           25.03
                           MSCI EAFE GDP Wt IX GD                                       31.38
                           MSCI EAFE GDP Wt IX ID                                       29.49
                           MSCI EAFE GDP Wt IX ND                                       31.00
                           MSCI EAFE IX GD                                              27.30

                           MSCI EAFE IX ID                                              25.27
                           MSCI EAFE IX ND                                              26.96
                           MSCI EASEA IX GD                                             18.12
                           MSCI EASEA IX ID                                             15.90
                           MSCI EASEA IX ND                                             17.77
                           MSCI Em Asia IX GD                                           69.73
                           MSCI Em Asia IX ID                                           67.96
                           MSCI Em Eur/Mid East GD                                      79.61
                           MSCI Em Eur/Mid East ID                                      76.67
                           MSCI Em Europe IX GD                                         83.98
                           MSCI Em Europe IX ID                                         81.28
                           MSCI Em Far East IX GD                                       67.27
                           MSCI Em Far East IX ID                                       65.67
                           MSCI Em IX GD                                                68.82
                           MSCI Em IX ID                                                66.18
                           MSCI Em Latin Am IX GD                                       65.45
                           MSCI Em Latin Am IX ID                                       61.81
                           MSCI EMF Asia IX GD                                          69.41
                           MSCI EMF Asia IX ID                                          67.65
                           MSCI EMF Far East IX GD                                      65.50
                           MSCI EMF Far East IX ID                                      63.97
                           MSCI EMF IX GD                                               66.41
                           MSCI EMF IX ID                                               63.70
                           MSCI EMF Latin Am IX GD                                      58.89
                           MSCI EMF Latin Am IX ID                                      55.48
                           MSCI Europe - UK IX GD                                       17.84
                           MSCI Europe - UK IX ID                                       16.00
                           MSCI Europe - UK IX ND                                       17.35
                           MSCI Europe GDP Wt IX ID                                     14.08
                           MSCI Europe IX GD                                            16.23
                           MSCI Europe IX ID                                            14.12
                           MSCI Europe IX ND                                            15.89
                           MSCI European Union GD                                       19.22
                           MSCI European Union ID                                       16.99
                           MSCI Far East Free IX ID                                     59.99
                           MSCI Far East IX GD                                          62.63
                           MSCI Far East IX ID                                          61.10
                           MSCI Far East IX ND                                          62.41
                           MSCI Finland IX GD                                          153.33
                           MSCI Finland IX ID                                          150.71
                           MSCI Finland IX ND                                          152.60
                           MSCI France IX GD                                            29.69
                           MSCI France IX ID                                            28.00
                           MSCI France IX ND                                            29.27
                           MSCI Germany IX GD                                           20.53
                           MSCI Germany IX ID                                           18.70
                           MSCI Germany IX ND                                           20.04
                           MSCI Greece IX GD                                            49.64
                           MSCI Greece IX ID                                            47.58
                           MSCI Hongkong IX GD                                          59.52
                           MSCI Hongkong IX ID                                          54.85
                           MSCI Hongkong IX ND                                          59.52
                           MSCI Hungary IX GD                                           11.66
                           MSCI Hungary IX ID                                           10.81
                           MSCI India IX GD                                             87.35
                           MSCI India IX ID                                             84.67
                           MSCI Indonesia IX GD                                         93.46
                           MSCI Indonesia IX ID                                         92.04
                           MSCI Ireland IX ID                                          -14.02

                           MSCI Israel Dom IX ID                                        51.10
                           MSCI Israel IX ID                                            56.29
                           MSCI Israel Non Dom Ixid                                     47.06
                           MSCI Italy IX GD                                              0.19
                           MSCI Italy IX ID                                             -1.48
                           MSCI Italy IX ND                                             -0.26
                           MSCI Japan IX GD                                             61.77
                           MSCI Japan IX ID                                             60.56
                           MSCI Japan IX ND                                             61.53
                           MSCI Jordan IX GD                                             6.26
                           MSCI Jordan IX ID                                             2.00
                           MSCI Kokusai IX GD                                           21.26
                           MSCI Kokusai IX ID                                           19.43
                           MSCI Kokusai IX ND                                           20.84
                           MSCI Korea IX GD                                             92.42
                           MSCI Korea IX ID                                             90.17
                           MSCI Luxembourg IX ID                                        50.50
                           MSCI Malaysia IX GD                                         109.92
                           MSCI Malaysia IX ID                                         107.23
                           MSCI Mexico Free IX GD                                       80.07
                           MSCI Mexico Free IX ID                                       78.50
                           MSCI Mexico IX GD                                            81.76
                           MSCI Mexico IX ID                                            80.19
                           MSCI Netherland IX GD                                         7.43
                           MSCI Netherland IX ID                                         5.25
                           MSCI Netherland IX ND                                         6.88
                           MSCI New Zealand IX GD                                       14.30
                           MSCI New Zealand IX ID                                        9.70
                           MSCI New Zealand IX ND                                       12.90
                           MSCI Nordic IX GD                                            87.75
                           MSCI Nordic IX ID                                            85.11
                           MSCI Nordic IX ND                                            87.00
                           MSCI Norway IX GD                                            32.43
                           MSCI Norway IX ID                                            29.52
                           MSCI Norway IX ND                                            31.70
                           MSCI Nth Amer IX GD                                          23.47
                           MSCI Nth Amer IX ID                                          21.91
                           MSCI Nth Amer IX ND                                          23.00
                           MSCI Pac - Japan IX GD                                       43.20
                           MSCI Pac - Japan IX ID                                       39.35
                           MSCI Pac - Japan IX ND                                       42.58
                           MSCI Pacific Free IX ID                                      55.19
                           MSCI Pacific Fr-Jpn ID                                       34.95
                           MSCI Pacific IX GD                                           57.96
                           MSCI Pacific IX ID                                           56.17
                           MSCI Pacific IX ND                                           57.63
                           MSCI Pakistan IX GD                                          49.62
                           MSCI Pakistan IX ID                                          42.24
                           MSCI Peru IX GD                                              18.86
                           MSCI Peru IX ID                                              16.34
                           MSCI Philippines Fr Ixgd                                      3.32
                           MSCI Philippines Fr Ixid                                      2.33
                           MSCI Philippines IX GD                                        8.90
                           MSCI Philippines IX ID                                        7.62
                           MSCI Portugal IX GD                                          -8.45
                           MSCI Portugal IX ID                                         -10.86
                           MSCI Russia IX GD                                           247.06
                           MSCI Russia IX ID                                           246.20
                           MSCI Sing/Mlysia IX GD                                       99.40

                           MSCI Sing/Mlysia IX ID                                       97.08
                           MSCI Sing/Mlysia IX ND                                       99.40
                           MSCI Singapore Fr IX GD                                      60.17
                           MSCI Singapore Fr IX ID                                      58.43
                           MSCI South Africa IX GD                                      57.20
                           MSCI South Africa IX ID                                      53.43
                           MSCI Spain IX GD                                              5.27
                           MSCI Spain IX ID                                              3.53
                           MSCI Spain IX ND                                              4.83
                           MSCI Sri Lanka IX GD                                         -6.27
                           MSCI Sri Lanka IX ID                                         -9.73
                           MSCI Sweden IX GD                                            80.60
                           MSCI Sweden IX ID                                            77.76
                           MSCI Sweden IX ND                                            79.74
                           MSCI Swtzrlnd IX GD                                          -6.59
                           MSCI Swtzrlnd IX ID                                          -7.81
                           MSCI Swtzrlnd IX ND                                          -7.02
                           MSCI Taiwan IX GD                                            52.71
                           MSCI Taiwan IX ID                                            51.52
                           MSCI Thailand IX GD                                          40.92
                           MSCI Thailand IX ID                                          40.49
                           MSCI Turkey IX GD                                           252.41
                           MSCI Turkey IX ID                                           244.36
                           MSCI UK IX GD                                                12.45
                           MSCI UK IX ID                                                 9.74
                           MSCI UK IX ND                                                12.45
                           MSCI USA IX GD                                               22.38
                           MSCI USA IX ID                                               20.86
                           MSCI USA IX ND                                               21.92
                           MSCI Venezuela IX GD                                          8.71
                           MSCI Venezuela IX ID                                          1.68
                           MSCI World - UK IX GD                                        26.83
                           MSCI World - UK IX ID                                        25.17
                           MSCI World - UK IX ND                                        26.38
                           MSCI World - USA IX GD                                       28.27
                           MSCI World - USA IX ID                                       26.22
                           MSCI World - USA IX ND                                       27.93
                           MSCI World GDP Wt IX ID                                      27.26
                           MSCI World IX Free ID                                        23.45
                           MSCI World IX GD                                             25.34
                           MSCI World IX ID                                             23.56
                           MSCI World IX ND                                             24.93
                           MSCI Wrld - Austrl IX GD                                     25.42
                           MSCI Wrld - Austrl IX ID                                     23.67
                           MSCI Wrld - Austrl IX ND                                     25.03
                           NASDAQ 100 IX P                                             101.95
                           NASDAQ Bank IX P                                             -7.98
                           NASDAQ Composite IX P                                        85.59
                           NASDAQ Industrial IX P                                       71.67
                           NASDAQ Insurance IX P                                         5.54
                           NASDAQ Natl Mkt Cmp IX                                       85.87
                           NASDAQ Natl Mkt Ind IX                                       72.04
                           NASDAQ Transport IX P                                         1.82
                           Nikkei 225 Avg:Yen P                                         36.79
                           NYSE Composite P                                              9.15
                           NYSE Finance IX P                                            -0.92
                           NYSE Industrials IX P                                        11.37
                           NYSE Transportation IX                                       -3.25
                           NYSE Utilities IX P                                          14.62

                           Oslo SE Tot:Fmk IX P                                         45.54
                           Philippines Composite IX                                      8.85
                           PSE Technology IX P                                         116.40
                           Russell 1000 Grow IX Tr                                      33.16
                           Russell 1000 IX P                                            19.46
                           Russell 1000 IX Tr                                           20.91
                           Russell 1000 Value IX Tr                                      7.35
                           Russell 2000 Grow IX Tr                                      43.09
                           Russell 2000 IX P                                            19.62
                           Russell 2000 IX Tr                                           21.26
                           Russell 2000 Value IX Tr                                     -1.49
                           Russell 3000 IX P                                            19.43
                           Russell 3000 IX Tr                                           20.90
                           Russell Midcap Grow IX                                       51.29
                           Russell Midcap IX Tr                                         18.23
                           Russell Midcap Value IX                                      -0.11
                           S & P 100 Index P                                            31.26
                           S & P 500 Daily Reinv                                        21.04
                           S & P 500 Index P                                            19.53
                           S & P 500 Mnthly Reinv                                       21.03
                           S & P 600 Index P                                            11.52
                           S & P 600 Index Tr                                           12.41
                           S & P Financial IX P                                          2.19
                           S & P Financial IX Tr                                         3.97
                           S & P Industrial IX Tr                                       25.87
                           S & P Industrials P                                          24.52
                           S & P Midcap 400 IX P                                        13.35
                           S & P Midcap 400 IX Tr                                       14.72
                           S & P Transport Index P                                     -10.69
                           S & P Transport IX Tr                                        -9.32
                           S & P Utility Index P                                       -12.48
                           S & P Utility Index Tr                                       -8.88
                           S & P/Barra Growth IX Tr                                     27.98
                           S & P/Barra Value IX Tr                                      12.72
                           SB Cr-Hdg Nn-US Wd IX Tr                                      2.88
                           SB Cr-Hdg Wd Gv Bd IX Tr                                      1.31
                           SB Non-US Wd Gv Bd IX Tr                                     -5.07
                           SB Wd Gv Bd:Austrl IX Tr                                      4.07
                           SB Wd Gv Bd:Germny IX Tr                                    -16.42
                           SB Wd Gv Bd:Japan IX Tr                                      15.53
                           SB Wd Gv Bd:UK IX Tr                                         -4.30
                           SB Wd Gv Bd:US IX Tr                                         -2.45
                           SB World Govt Bond IX Tr                                     -4.27
                           SB World Money Mkt IX Tr                                      0.39
                           Straits Times Index                                          77.54
                           Swiss Perf:Sfr IX Tr                                         11.69
                           Taiwan SE:T$ IX P                                            42.86
                           T-Bill 1 Year Index Tr                                        4.91
                           T-Bill 3 Month Index Tr                                       4.74
                           T-Bill 6 Month Index Tr                                       4.85
                           Thailand Set Index                                           35.44
                           Tokyo 2nd Sct:Yen IX P                                      121.27
                           Tokyo Se(Topix):Yen IX                                       58.44
                           Toronto 300:C$ IX P                                          29.72
                           Toronto SE 35:C$ IX P                                        36.42
                           Value Line Cmp IX-Arth                                       10.56
                           Value Line Cmp IX-Geom                                       -1.40
                           Value Line Industrl IX                                       -0.05
                           Value Line Railroad IX                                       -9.93

                           Value Line Utilties IX                                       -7.10
                           Lipper CE Pac Ex Jpn IX                                      73.32
                           Lipper Pac Ex-Jpn Fd IX                                      74.88



THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:
                           Real Estate Investment Trust Index                           -4.62




SALOMON SMITH BARNEY WGBI MARKET SECTORS:                                             LOCAL CURRENCY        U.S. DOLLARS
-----------------------------------------                                             --------------        ------------
                           U.S. Government (Sovereign)                                -2.45                  -2.45
                           United Kingdom (Sovereign)                                 -1.20                   -4.3
                           France (Sovereign)                                         -2.95                 -17.16
                           Germany (Sovereign)                                        -2.08                 -16.42
                           Japan (Sovereign)                                           4.83                  15.53
                           Canada (Sovereign)                                         -1.46                   4.29



Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.



*in U.S. currency

                LIBERTY FUNDS TRUST IV_(F/K/A_COLONIAL TRUST IV)


Part C           OTHER INFORMATION



Item 23.         Exhibits:
                 Colonial Counselor Select Balanced Portfolio (CCSBP)
                 Colonial Counselor Select Growth Portfolio (CCSGP)
                 Colonial Counselor Select Income Portfolio (CCSIP)

                (a)(1)          Amendment No. 4 to the Agreement and Declaration of Trust (5)

                (a)(2)          Amendment No. 5 to the Agreement and Declaration of
                                Trust (6)

                (b)             Amended By-Laws (4/1/99) (6)

                (c)             Form of Specimen of Share Certificate (4)

                (d)             Form of Management Agreement (CCSP) (6)

                (e)(1)          Distribution Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit (e)(1)
                                in Part C, Item 23 of Post-Effective Amendment No. 17 to the Registration Statement
                                on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                (e)(2)          Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds
                                Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective
                                Amendment No. 15 to the Registration Statement on Form N-1A of Liberty Funds Trust
                                VII (File Nos. 33-41559 and 811-6347), filed with the Commission on or about
                                September 7, 1999, and is hereby incorporated by reference and made a part of this
                                Registration Statement

                (e)(3)          12b-1 Implementing Agreement between the Registrant and Liberty Funds Distributor,
                                Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 17
                                to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos.
                                33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                (e)(4)          Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and
                                Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of
                                Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Liberty
                                Funds Trust VII (File Nos. 33-41559 and 811-6347), filed with the Commission on or about September 7, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                (e)(5)          Form of Selling Agreement - filed as Exhibit 6(b) in Part C, Item 24(b) of
                                Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty
                                Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about
                                November 10, 1998, and is hereby incorporated by reference and made a part of this
                                Registration Statement

                (e)(6)          Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of
                                Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty
                                Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about
                                September 27, 1996, and is hereby incorporated by reference and made a part of this
                                Registration Statement

                (f)             Not Applicable

                (g)(1)          Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. to Part
                                C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on
                                Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the
                                Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                (g)(2)          Amendment No. 10 to Appendix A of Global Custody Agreement with The Chase Manhattan
                                Bank - filed as Exhibit (g)(2) to Part C, Item 23 of Post-Effective Amendment No. 46
                                to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos.
                                2-66976 and 811-3009), filed with the Commission on or about February 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(1)          Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
                                - filed as Exhibit 9(b) to Part C, Item 24(b) of Post-Effective Amendment No. 10 to
                                the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117
                                & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(2)          Amendment No. 16 to Schedule A of Amended and Restated Shareholders' Servicing and
                                Transfer Agent Agreement as amended - filed as Exhibit (k)(2) in Part C, Item 24(2)
                                of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of
                                Liberty-Stein Roe Advisor Floating Rate Advantage Fund (File Nos. 333-91637 and
                                811-09709), filed with the Commission on or about January 14, 2000, and is hereby incorporated by reference and made a part of this Registration

                                Statement

                 (h)(3)         Amendment No. 21 to Appendix I of Amended and Restated Shareholders' Servicing and
                                Transfer Agent Agreement as amended - filed as Exhibit (k)(3) in Part C, Item 24(2)
                                of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of
                                Liberty-Stein Roe Advisor Floating Rate Advantage Fund (File Nos. 333-91637 and
                                811-09709), filed with the Commission on or about January 14, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                 (h)(4)         Form of Pricing and Bookkeeping Agreement (CCSBP, CCSGP, CCSIP)(6)

                 (h)(5)         Form of Administration Agreement (CCSBP, CCSGP, CCSIP) (6)

                (h)(6)          Amended and Restated Credit Agreement - filed as Exhibit (h)(8) in Part C, Item 23 of
                                Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of
                                Liberty Funds Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                (i)             Opinion and Consent of Counsel (on behalf of Colonial High Yield Municipal Fund,
                                Colonial Intermediate Tax-Exempt Fund, Colonial Tax-Exempt Fund, Colonial Tax-Exempt
                                Insured Fund, Colonial Municipal Money Market Fund, Colonial Utilities Fund, Colonial
                                Counselor Select Balanced Portfolio, Colonial Counselor Select Growth Portfolio and
                                Colonial Counselor Select Income Portfolio)

                 (j)            Consent of Independent Auditors

                 (k)            Not Applicable

                 (l)            Not Applicable

                (m)             Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C, Item 24(2) of
                                Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 of
                                Liberty-Stein Roe Advisor Floating Rate Advantage Fund (File Nos. 333-91637 and
                                811-09709), filed with the Commission on or about January 24, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

                 (n)            Not applicable

                (o)             Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as
                                Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 2 to the Registration
                                Statement on Form N-1A of Liberty Funds Trust IX (File Nos. 333-66819 & 811-09095),
                                filed with the Commission on

                                or about February 16, 2000, and is hereby incorporated by reference and made a part of this Registration Statement


Power of Attorney for each of Robert J. Birnbaum, Tom Bleasdale, John V. Carberry, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville (6)



                    (1)         Incorporated by reference to Post-Effective Amendment No. 40 filed on or about July
                                27, 1995.
                    (2)         Incorporated by reference to Post-Effective Amendment No. 42 filed on March 22, 1996.
                    (3)         Incorporated by reference to Post-Effective Amendment No. 44 filed on October 15,
                                1996.
                    (4)         Incorporated by reference to Post-Effective Amendment No. 45 filed on March 21, 1997.
                    (5)         Incorporated by reference to Post-Effective Amendment No. 46 filed on July 31, 1997.
                    (6)         Incorporated by reference to Post-Effective Amendment No. 54 filed on May 26, 1999.


Item 24.         Persons Controlled by or Under Common Control with Registrant

                 None

Item 25.         Indemnification

                 See Article VIII of Amendment No. 4 to the Agreement and Declaration of Trust filed as Exhibit
                 (a)(1) hereto.

Item 26.         Business and Other Connections of Investment Adviser

                 Certain information pertaining to the business and other connections of the Registrant's investment adviser, Liberty Asset Management Company (LAMCO), which in turn is an indirect wholly-owned subsidiary of Liberty Financial Company, Inc. (LFCI), which in turn is a majority owned subsidiary of LFC Management Corporation, which in turn is a wholly owned subsidiary of Liberty Corporate
                 Holdings, Inc., which in turn is a wholly owned subsidiary of LFC Liberty Mutual Equity Corporation, which in turn is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly owned subsidiary of Liberty Mutual Insurance Company. LAMCO serves as investment advisor to the Counselor Select Portfolios. The information required above is incorporated herein by reference from LAMCO's Form ADV, as most recently filed with the Securities and Exchange Commission.

Item 27   Principal Underwriter
-------   ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust and Stein Roe Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                       Position and Offices Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None


Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Carroll, Sean          V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Fragasso, Philip       Managing Director     None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Lichtenberg, Susyn     V.P.                  None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, John           Sr. V.P.              None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Vice President

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Powell, Douglas        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.         Location of Accounts and Records

                 Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include
                 Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management
                 Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for The Chase Manhattan Bank is 270 Park
                 Avenue, New York, NY 10017-2070.

Item 29.         Management Services

                 See Item 5, Part A and Item 16, Part B

Item 30.         Undertakings

                 Not applicable

                                     NOTICE

      A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust IV (Trust) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust IV, has duly caused this Post-Effective Amendment No. 58 to its Registration Statement under the Securities Act of 1933 and Amendment No. 56 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston in The Commonwealth of Massachusetts on this 16th day of February, 2000.



                                                 LIBERTY FUNDS TRUST IV



                                                 By: /s/ STEPHEN E. GIBSON
                                                    Stephen E. Gibson, President



      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.




SIGNATURES                                             TITLE                             DATE
----------                                             -----                             ----

/s/   STEPHEN E. GIBSON                                President (chief                  February 16, 2000
-----------------------                                executive officer)
      Stephen E. Gibson





/s/   TIMOTHY J. JACOBY                                Treasurer and Chief               February 16, 2000
-----------------------                                Financial Officer
      Timothy J. Jacoby





/s/   J. KEVIN CONNAUGHTON                             Controller and Chief              February 16, 2000
--------------------------                              Accounting Officer
      J. Kevin Connaughton

TOM BLEASDALE*                                  Trustee
--------------
Tom Bleasdale


JOHN V. CARBERRY*                               Trustee
-----------------
John V. Carberry


LORA S. COLLINS*                                Trustee
----------------
Lora S. Collins


JAMES E. GRINNELL*                              Trustee
------------------
James E. Grinnell


RICHARD W. LOWRY*                               Trustee                             */s/ WILLIAM J. BALLOU
-----------------                                                                   -----------------------
Richard W. Lowry                                                                         William J. Ballou
                                                                                         Attorney-in-fact
                                                                                         For each Trustee
SALVATORE MACERA*                               Trustee                                  February 16, 2000
-----------------
Salvatore Macera


WILLIAM E. MAYER*                               Trustee
-----------------
William E. Mayer


JAMES L. MOODY, JR. *                           Trustee
---------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*                              Trustee
------------------
John J. Neuhauser


THOMAS E. STITZEL*                              Trustee
------------------
Thomas E. Stitzel


ROBERT L. SULLIVAN*                             Trustee
-------------------
Robert L. Sullivan


ANNE-LEE VERVILLE*                              Trustee
------------------
Anne-Lee Verville

                                  EXHIBIT INDEX



(i)      Opinion and Consent of Counsel

(j)      Consent of Independent Auditors